[GRAPHIC]

CMG ENHANCED S&P 500(R) INDEX FUND
CMG LARGE CAP VALUE FUND
CMG LARGE CAP GROWTH FUND
CMG MID CAP VALUE FUND
CMG MID CAP GROWTH FUND
CMG SMALL/MID CAP FUND
CMG SMALL CAP VALUE FUND
CMG SMALL CAP GROWTH FUND
CMG INTERNATIONAL STOCK FUND
CMG EMERGING MARKETS EQUITY FUND

PROSPECTUS, FEBRUARY 27, 2003

ADVISED BY COLUMBIA MANAGEMENT ADVISERS, INC.

CMG ENHANCED S&P 500 INDEX FUND, CMG LARGE CAP VALUE FUND,
CMG LARGE CAP GROWTH FUND, CMG MID CAP VALUE FUND,
CMG MID CAP GROWTH FUND, CMG SMALL/MID CAP FUND,
CMG SMALL CAP VALUE FUND, CMG SMALL CAP GROWTH FUND,
CMG INTERNATIONAL STOCK FUND AND CMG EMERGING MARKETS EQUITY FUND
(EACH A "FUND", TOGETHER THE "FUNDS") ARE PORTFOLIOS OF CMG FUND TRUST (THE "TRUST").

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[COLUMBIA MANAGEMENT A FLEETBOSTON FINANCIAL COMPANY LOGO]

Table of Contents
--------------------------------------------------------------------------------

INFORMATION ABOUT THE FUNDS                                                    1
CMG ENHANCED S&P 500(R) INDEX FUND                                             1
         Investment Goal                                                       1
         Principal Investment Strategies                                       1
         Risk Factors                                                          2
         Performance History                                                   2
         Your Expenses                                                         3
         Financial Highlights                                                  3
CMG LARGE CAP VALUE FUND                                                       4
         Investment Goal                                                       4
         Principal Investment Strategies                                       4
         Risk Factors                                                          4
         Performance History                                                   5
         Your Expenses                                                         5
         Financial Highlights                                                  6
CMG LARGE CAP GROWTH FUND                                                      7
         Investment Goal                                                       7
         Principal Investment Strategies                                       7
         Risk Factors                                                          7
         Performance History                                                   8
         Your Expenses                                                         9
         Financial Highlights                                                  9
CMG MID CAP VALUE FUND                                                        10
         Investment Goal                                                      10
         Principal Investment Strategies                                      10
         Risk Factors                                                         10
         Performance History                                                  11
         Your Expenses                                                        11
         Financial Highlights                                                 12
CMG MID CAP GROWTH FUND                                                       13
         Investment Goal                                                      13
         Principal Investment Strategies                                      13
         Risk Factors                                                         13
         Performance History                                                  14
         Your Expenses                                                        15
         Financial Highlights                                                 15
CMG SMALL/MID CAP FUND                                                        16
         Investment Goal                                                      16
         Principal Investment Strategies                                      16
         Risk Factors                                                         16
         Performance History                                                  17
         Your Expenses                                                        18
         Financial Highlights                                                 19

CMG SMALL CAP VALUE FUND                                                      20
         Investment Goal                                                      20
         Principal Investment Strategies                                      20
         Risk Factors                                                         20
         Performance History                                                  21
         Your Expenses                                                        21
         Financial Highlights                                                 22
CMG SMALL CAP GROWTH FUND                                                     23
         Investment Goal                                                      23
         Principal Investment Strategies                                      23
         Risk Factors                                                         23
         Performance History                                                  24
         Your Expenses                                                        25
         Financial Highlights                                                 25
CMG INTERNATIONAL STOCK FUND                                                  26
         Investment Goal                                                      26
         Principal Investment Strategies                                      26
         Risk Factors                                                         27
         Performance History                                                  27
         Your Expenses                                                        28
         Financial Highlights                                                 30
CMG EMERGING MARKETS EQUITY FUND                                              31
         Investment Goal                                                      31
         Principal Investment Strategies                                      31
         Risk Factors                                                         31
         Performance History                                                  32
         Your Expenses                                                        33
         Financial Highlights                                                 34
MANAGEMENT                                                                    35
         Adviser                                                              35
         Management Fees and Portfolio Managers                               35
INFORMATION ABOUT YOUR INVESTMENT                                             39
YOUR ACCOUNT                                                                  39
         Buying Shares                                                        39
         Selling Shares                                                       39
         Limitations on Buying and Selling Shares                             40
         Pricing of Shares                                                    40
DISTRIBUTIONS AND TAXES                                                       40
         Income and Capital Gain Distributions                                40
         Tax Effect of Distributions and Transactions                         41
MORE ABOUT THE FUNDS                                                          42
INVESTMENT STRATEGY                                                           42
         Portfolio Securities and Foreign Issuers                             42
         Derivatives                                                          43
         Temporary Investments                                                43
         Portfolio Turnover                                                   43
SUMMARY OF PRINCIPAL RISKS                                                    44
OTHER RISKS                                                                   46
         Derivative Risk                                                      46
         Liquidity Risk                                                       46
DEFINING CAPITALIZATION                                                       46
FOR MORE INFORMATION                                                          47

Information About The Funds
--------------------------------------------------------------------------------

The following is important information about the Funds offered by this Prospectus. For your convenience, concise descriptions of each Fund appear below. The descriptions provide the following information about each Fund:

-  INVESTMENT GOAL
-  PRINCIPAL INVESTMENT STRATEGIES
-  RISK FACTORS
-  PERFORMANCE HISTORY
-  YOUR EXPENSES
-  FINANCIAL HIGHLIGHTS

CMG Enhanced S&P 500(R) Index Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks to outperform the total return, over the long term, of the Standard & Poor's 500 Composite Stock price index ("the S&P 500(R)")(1) that measures the investment returns of stocks of large U.S. companies, while maintaining overall portfolio characteristics similar to those of the benchmark.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a selection of 200 to 300 common stocks that are included in the S&P 500(R). In addition, the Fund may invest in other large cap stocks included in the Frank Russell 1000 Index (the "Russell 1000").

Underlying the investment adviser's approach is its belief that (1) undervalued stocks, with improving fundamentals, and other attractive characteristics should outperform their peers and (2) unintended deviations from the Fund's benchmark should be managed and minimized. In selecting securities, the Fund's investment adviser seeks to outperform the S&P 500(R) by using a proprietary structured equity investment process consisting of disciplined stock evaluation that combines both fundamental and quantitative stock selection factors. These stock selection factors are combined with a top down analysis of market and economic conditions in order to forecast the excess return, or alpha, of each stock in the S&P 500(R). These forecasted returns are combined with risk forecasts and transaction cost estimates to produce a portfolio that seeks to outperform the S&P 500(R) over the long term with a low level of tracking risk versus the S&P 500(R).

----------

(1) "Standard & Poor's(R)" and "S&P 500(R)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Columbia Management Advisers, Inc., the Fund's investment adviser, and certain of its affiliates. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's.

The Fund seeks to manage the risk of its portfolio over time by maintaining an overall close correlation between its performance and the performance of the S&P 500(R), with relatively low tracking error. To manage the risk, the Fund normally gives each stock in its portfolio a weighting relatively close to the weight of the stock in the S&P 500(R), but overweights stocks the investment adviser views positively and underweights or eliminates stocks the investment adviser views negatively, based on its structured equity investment process. The Fund also considers industry and sector weightings, style characteristics, and market capitalization when making investment decisions.

The Fund may invest in any stock that is included, may be included or has been included, in the S&P 500(R) or the Russell 1000. The Fund may, but is not required to use, options, futures contracts, other derivatives, or Exchange Traded Funds. The Fund may use these instruments in strategies designed to simulate investment in the S&P 500(R) while keeping a cash position for fund management purposes. The Fund may also use these instruments to reduce the risk of adverse process movements while managing cash positions, as investors buy or redeem shares. These instruments may also be used to facilitate trading and reduce overall transaction costs.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Tracking error risk is the risk associated with tracking the Fund's performance against a stock market index.

- Derivative risk refers to the risk of investing in futures contracts and options on futures contracts and other derivatives.

- Selection of investment risk is the risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector. The Fund may weight its portfolio stocks in particular market sectors.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees                                               0.25%(1)
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses(2)                                             0.03%
                                                                      -----
         Total Annual Operating Expenses                               0.28%
         Expense Reimbursement                                        (0.03%)(3)
                                                                      -----
         Net Expenses                                                  0.25%

         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
         (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.25%.

--------------------------------------------------------------------------------
Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

        1 YEAR      3 YEARS
        ------      -------
        $   26      $    80

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Large Cap Value Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term growth by investing primarily in large capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of large capitalization (large-cap) companies. Large-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell 1000 Index.

When purchasing securities for the Fund, the Fund's investment adviser will choose securities of companies it believes are undervalued.

     ---------------------------------------------------------------------------
     UNDERSTANDING VALUE INVESTING

     In managing the Fund, the investment adviser uses a value
     investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The investment adviser tends to buy stocks that are attractive based on current prices, expectations for future earnings and dividend growth, and consistency of operating fundamentals. The investment adviser's strategy uses fundamental business and financial analyses.
     ---------------------------------------------------------------------------

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees                                               0.50%(1)
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses(2)                                             0.06%
                                                                      -----
         Total Annual Operating Expenses                               0.56%
         Expense Reimbursement                                        (0.06%)(3)
                                                                      -----
         Net Expenses                                                  0.50%

         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
         (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.50%.

--------------------------------------------------------------------------------
Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

        1 YEAR      3 YEARS
        ------      -------
        $   51      $   160

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Large Cap Growth Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term growth by investing primarily in large capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of large capitalization (large-cap) companies. Large-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell 1000 Index.

The Fund will invest primarily in common stocks of companies that that Fund's investment adviser believes offer long-term, above-average earnings growth. These companies, as compared to the overall market, tend to have attractive valuations, strong competitive positions within their industry groups and the ability to grow using internal resources. Growth stocks generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund.

Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

The following table sets forth the portfolio manager's composite performance data relating to the historical performance of similarly managed accounts managed by the Fund's portfolio manager, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Many of the accounts, however, are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to these accounts, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's portfolio manager in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of the Fund's investment adviser.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                                       YEAR-TO-DATE     1 YEAR     2 YEARS     3 YEARS
-------------------------------------------------------------------------------------------------------
CMG Large Cap Growth Equity Composite(1)                  -32.85        -32.85      -27.07      -21.01
-------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                              -27.88        -27.88      -24.25      -23.64
-------------------------------------------------------------------------------------------------------

     (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by such accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary accounts managed by the portfolio manager that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.
     (2) The Russell 1000 Growth Index is a market-weighted index that measures performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees                                               0.50%(1)
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses(2)                                             0.06%
                                                                      -----
         Total Fund Operating Expenses                                 0.56%
         Expense Reimbursement                                        (0.06%)(3)
                                                                      -----
         Net Expenses                                                  0.50%

         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
         (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.50%.

--------------------------------------------------------------------------------
Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

        1 YEAR      3 YEARS
        ------      -------
        $   51      $   160

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Mid Cap Value Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term growth by investing in middle capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of middle capitalization (mid-cap) companies. Mid-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell Midcap Value Index.

When purchasing securities for the Fund, the Fund's investment adviser will choose securities of companies it believes are undervalued.

     ---------------------------------------------------------------------------
     UNDERSTANDING VALUE INVESTING

     In managing the Fund, the investment adviser uses a value
     investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The investment adviser tends to buy stocks that are attractive based on current prices, expectations for future earnings and dividend growth, and consistency of operating fundamentals. The investment adviser's strategy uses fundamental business and financial analyses.
     ---------------------------------------------------------------------------

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Small company risk is the greater risk from investing in companies with middle market capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees                                               0.70%(1)
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses(2)                                             0.08%
                                                                      -----
         Total Fund Operating Expenses                                 0.78%
         Expense Reimbursement                                        (0.08%)(3)
                                                                      -----
         Net Expenses                                                  0.70%

         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund and extraordinary expenses.
         (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.70%.

--------------------------------------------------------------------------------
Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

        1 YEAR      3 YEARS
        ------      -------
        $   72      $   224

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Mid Cap Growth Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term growth by investing in middle capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of middle capitalization (mid-cap) companies. Mid-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell Midcap Index.

The Fund will invest primarily in common stocks of companies that the Fund's investment adviser believes offer long-term, above-average earnings growth. These companies, as compared to the overall market, tend to have attractive valuations, strong competitive positions within their industry groups and the ability to grow using internal resources. Growth stocks generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Small company risk is the greater risk from investing in companies with middle market capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

The following table sets forth the portfolio manager's composite performance data relating to the historical performance of similarly managed accounts managed by the Fund's portfolio manager, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Many of the accounts, however, are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to these accounts, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's portfolio manager in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of the Fund's portfolio manager.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                                       YEAR-TO-DATE   1 YEAR      2 YEARS     3 YEARS
-------------------------------------------------------------------------------------------------------
Mid Cap Growth Equity Composite(1)                        -23.51      -23.51      -21.81      -11.09
-------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index(2)                            -27.41      -27.41      -23.86      -20.02
-------------------------------------------------------------------------------------------------------

     (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by such accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary accounts managed by the portfolio manager that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.
     (2) The Russell Midcap Growth Index is a market-weighted index that measures performance of the smallest 800 companies of the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees                                               0.70%(1)
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses(2)                                             0.08%
                                                                      -----
         Total Fund Operating Expenses                                 0.78%
         Expense Reimbursement                                        (0.08%)(3)
                                                                      -----
         Net Expenses                                                  0.70%

         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
         (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.70%.

--------------------------------------------------------------------------------
Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

        1 YEAR      3 YEARS
        ------      -------
        $   72      $   224

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Small/Mid Cap Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term capital appreciation by investing in small and middle capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of mid-cap companies and small-cap companies. Generally, such companies will have a market capitalization equal to or less than 300 percent of the dollar weighted median market capitalization of the S&P Mid Cap 400 Index (as of January 31, 2003, securities of a company with a market capitalization of $6.7 billion or less would be eligible for purchase by the Fund under this definition).

The Fund will invest primarily in common stocks of companies that the Fund's investment adviser believes offer long-term, above-average earnings growth. These companies, as compared to the overall market, tend to have attractive valuations, strong competitive positions within their industry groups and the ability to grow using internal resources. The Fund intends to focus on growth stocks, which generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth.

The Fund may invest up to 15% of its assets in foreign securities including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures) and, to a limited extent, foreign securities including American Depositary Receipts. The Fund may also engage in various investment techniques using options and financial futures contracts ("derivatives"). See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

- Small company risk is the greater risk from investing in companies with small to middle market capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

Your investment in the Fund is not a bank deposit and it is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

The bar chart and table below illustrate the Small/Mid Cap Fund's annual returns as well as its long-term performance. The bar chart shows how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of the Russell 2500 Index, a widely recognized unmanaged index generally considered representative of the market for small and mid-cap stocks, and the Russell 2500 Growth Index, an unmanaged index that measures the performance of those Russell 2500 companies in the Russell 2500 Index with higher price-to-book ratios and higher forecasted growth values. Both indices do not reflect any deduction for fees or expenses. The bar chart and table assume the reinvestment of dividends and distributions. The Fund's historical performance does not indicate how the Fund will perform in the future.

SMALL/MID CAP FUND

[CHART]

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR

2001     -17.82%
2002     -22.81%

         BEST QUARTER:                                      4Q '01        16.19%
         WORST QUARTER:                                     3Q '01       -20.54%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02

                                                                                                 INCEPTION
                                                                                       1 YEAR    (12/1/00)
------------------------------------------------------------------------------------------------------------
CMG Small/Mid Cap Fund
------------------------------------------------------------------------------------------------------------
     Return Before Taxes                                                              -22.81%     -16.48%
------------------------------------------------------------------------------------------------------------
     Return After Taxes on Distributions                                              -22.81%     -16.48%
------------------------------------------------------------------------------------------------------------
     Return After Taxes on Distributions and Sale of Fund Shares                      -14.00%     -12.91%
------------------------------------------------------------------------------------------------------------
Russell 2500 Index                                                                    -17.80%      -9.63%*
------------------------------------------------------------------------------------------------------------
Russell 2500 Growth Index                                                             -29.09%     -32.86%*
------------------------------------------------------------------------------------------------------------

     * Performance Information is from 11/30/00.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund's expense structure has been modified to a unified fee effective as of the date of this Prospectus, so that the annual fund operating expenses indirectly paid by a shareholder essentially consist of the management fee paid to the Fund's investment adviser. Because the expense structure is not based on the prior fiscal year's expenses, the Fund's annual fund operating expenses are based on estimates for the current fiscal year. Annual fund operating expenses described in the table are paid out of the Fund's assets and are therefore reflected in the share price and total return of the Fund.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees                                               0.75%(1)
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses(2)                                             0.04%
                                                                      -----
         Total Fund Operating Expenses                                 0.79%
         Expense Reimbursement                                        (0.04%)(3)
                                                                      -----
         Net Expenses                                                  0.75%

         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
         (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.75%.

--------------------------------------------------------------------------------
Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 YEAR       3 YEARS      5 YEARS      10 YEARS
         ------       -------      -------      --------
         $   77       $   240      $   417      $    930

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate of return an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP.

Small/Mid Cap Fund
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED OCTOBER 31,
                                                                              2002                   2001(1)(2)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $   8.00                 $  10.00
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss                                                        (0.04)(5)                (0.02)
-----------------------------------------------------------------------------------------------------------------
     Net realized and unrealized losses on investments                          (1.00)                   (1.98)
-----------------------------------------------------------------------------------------------------------------
     Total from investment operations                                           (1.04)                   (2.00)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $   6.96                 $   8.00
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   -13.00%                  -20.00%(3)
-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
     Net assets, end of period (in thousands)                                $ 54,769                 $ 49,391
-----------------------------------------------------------------------------------------------------------------
     Ratio of net expenses to average net assets(4)                              0.80%                    0.80%
-----------------------------------------------------------------------------------------------------------------
     Ratio of total expenses to average net assets before
         contractual reimbursement(4)                                            0.86%                    0.97%
-----------------------------------------------------------------------------------------------------------------
     Ratio of net investment loss to average net assets                         (0.45)%                  (0.23)%
-----------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                                      125%                     167%(3)
-----------------------------------------------------------------------------------------------------------------

     (1) From inception of operations beginning on December 1, 2000.
     (2) Ratios are annualized.
     (3) Not annualized.
     (4) For the period ended October 31, 2001, through the years ending October 31, 2004, the investment adviser had contractually agreed to reimburse ordinary expenses of the Fund, to the extent that these expenses, together with the advisory fee, exceeded 0.80% of the Fund's average daily net assets. Beginning on March 1, 2003, the Fund's investment adviser contractually agreed to indefinitely reimburse the Fund so that annual operating expenses, including the advisory fee, will not exceed 0.75% of the Fund's daily net assets.
     (5) Per share data was calculated using average shares outstanding.

CMG Small Cap Value Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term growth by investing in small capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small capitalization (small-cap) companies. Small-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell 2000 Index.

When purchasing securities for the Fund, the Fund's investment adviser will choose securities of companies it believes are undervalued.

     ---------------------------------------------------------------------------
     UNDERSTANDING VALUE INVESTING

     In managing the Fund, the investment adviser uses a value
     investing strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The investment adviser tends to buy stocks that are attractive based on current prices, expectations for future earnings and dividend growth, and consistency of operating fundamentals. The investment adviser's strategy uses fundamental business and financial analyses.
     ---------------------------------------------------------------------------

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Small company risk is the greater risk from investing in companies with small capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees                                               0.80%(1)
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses(2)                                             0.08%
                                                                      -----
         Total Fund Operating Expenses                                 0.88%
         Expense Reimbursement                                        (0.08%)(3)
                                                                      -----
         Net Expenses                                                  0.80%

         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
         (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.80%.

Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

        1 YEAR      3 YEARS
        ------      -------
        $   82      $   255

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Small Cap Growth Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term growth by investing in small capitalization equities.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of small capitalization (small-cap) companies. Small-cap stocks are the stocks issued by companies with a market capitalization substantially similar to the market capitalization of stocks in the Russell 2000 Growth Index.

The Fund will invest primarily in common stocks of companies that that Fund's investment adviser believes offer long-term, above-average earnings growth. These companies, as compared to the overall market, tend to have attractive valuations, strong competitive positions within their industry groups and the ability to grow using internal resources. Growth stocks generally trade with higher price/earnings ratios, reflecting investors' willingness to pay a higher share price for potentially steady or higher earnings growth.

The Fund may invest up to 15% of its assets in foreign securities, including American Depositary Receipts. In addition, the Fund may invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Convertible security risk refers to the additional risk of investing in securities that are convertible into common stock.

- Small company risk is the greater risk from investing in companies with small capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

The following table sets forth the portfolio manager's composite performance data relating to the historical performance of similarly managed accounts managed by the Fund's portfolio manager, since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the Fund. Many of the accounts, however, are not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to these accounts, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's portfolio manager in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of the Fund's investment adviser.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                                                                                          INCEPTION
                                                       YEAR-TO-DATE     1 YEAR     2 YEARS     3 YEARS    (1/1/1999)
---------------------------------------------------------------------------------------------------------------------
Stein Roe Small Cap Growth Composite(1)                   -23.95        -23.95      -16.39      -12.76       0.80
---------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(2)                              -30.26        -30.26      -20.44      -21.11      -8.44
---------------------------------------------------------------------------------------------------------------------

     (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by such accounts, without provision for federal or state income taxes. The composite includes all actual, fee-paying, discretionary accounts managed by the portfolio manager that have investment objectives, policies, strategies and risks substantially similar to those of the Fund.
     (2) The Russell 2000 Growth Index is a market-weighted index that measures performance of the 2000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects the reinvestment of dividends and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees                                               0.80%(1)
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses(2)                                             0.08%
                                                                      -----
         Total Fund Operating Expenses                                 0.88%
         Expense Reimbursement                                        (0.08%)(3)
                                                                      -----
         Net Expenses                                                  0.80%

         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
         (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.80%.

--------------------------------------------------------------------------------
Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

        1 YEAR      3 YEARS
        ------      -------
        $   82      $   255

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG International Stock Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies from at least three countries other than the United States and may invest in companies located anywhere in the world. The Fund's objective is to consistently outperform the Morgan Stanley Capital International (MSCI) All Country World ex U.S. Index, a widely accepted benchmark of non-U.S. stock market performance. While the Fund's investments are not limited as to market capitalization, the Fund intends to invest primarily in companies considered to be large and well-established, based on standards of the applicable country or foreign market. A portion of the Fund may be invested in markets of emerging economies. Most of the Fund's stocks will be denominated in foreign currencies. This means that their value will be affected by changes in the exchange rate between the U.S. dollar and foreign currencies.

The investment adviser uses a combination of top-down and bottom-up analysis to identify attractive countries, economies, stock markets, industries, sectors and securities for investment. As part of this approach, the investment adviser systematically grades developed international countries on the basis of geopolitical stability and the attractiveness of the investment environment. It considers numerous macro-economic factors related to a country's economic growth, including inflation/deflation rates, fiscal and monetary policies, currency rates, interest rates and stock market valuations. Similarly, the investment adviser looks for positive industry dynamics. It grades industries using criteria such as competitive barriers to entry, strength of secular growth trends and regulatory environment. Once the investment adviser has identified attractive regions, countries and industries for emphasis through the top-down approach, fundamental security analysis is used to evaluate the merits of individual companies being considered for investment. By utilizing this investment strategy, the investment adviser strives to anticipate and act upon economic and stock market changes, thereby generating consistent, competitive investment results over the long-term.

In addition to investing directly in foreign equity securities, the Fund may also purchase securities in the form of American Depository Receipts and Global Depository Receipts.

The Fund may invest up to 25% of its assets in smaller, less seasoned companies when these securities offer attractive opportunities consistent with the Fund's investment objective.

The Fund may also invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts and exchange traded funds. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

- Emerging market risk is the risk associated with investing in the securities of issuers based in countries with less developed or developing economies.

- Small company risk is the greater risk from investing in companies with small and middle market capitalizations as opposed to investing in large-cap companies. These stocks may be more susceptible to market downturns, and their prices could be more volatile.

- Currency or exchange risk is the possibility of a decline in the value of a foreign currency versus the U.S. dollar. Such a decline will reduce the dollar value of any securities in the Fund denominated in that currency.

Your investment in the Fund is not a bank deposit and it is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

The bar chart and table on the following page illustrate the International Stock Fund's annual returns as well as its long-term performance. The bar chart provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied from year to year. The table compares the Fund's performance to that of the MSCI EAFE Index, an unmanaged index which reflects the movement of stock markets in Europe, Australasia, and the Far East by representing a broad selection of domestically listed companies within each market, and the MSCI All Country World ex U.S. Index, an unmanaged index of global stock market performance which includes developed and emerging markets but excludes the United States. Both indices do not reflect any deduction for fees or expenses. The bar chart and table assume the reinvestment of dividends and distributions. The Fund's historical performance does not indicate how the Fund will perform in the future.

INTERNATIONAL STOCK FUND

[CHART]

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR

1995       5.52%
1996      16.77%
1997      10.18%
1998      12.17%
1999      59.02%
2000     -23.83%
2001     -19.07%
2002     -14.31%

         BEST QUARTER:         4Q '99            32.73%
         WORST QUARTER:        3Q '98           -18.24%

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                                                                                      INCEPTION
                                                                            1 YEAR      5 YEARS       (2/1/94)
----------------------------------------------------------------------------------------------------------------
CMG International Stock Fund
     Return Before Taxes                                                    -14.31%      -1.18%          1.90%
     Return After Taxes on Distributions                                    -14.47%      -5.14%         -0.91%
     Return After Taxes on Distributions and Sale of Fund Shares             -8.78%      -0.59%          1.59%
----------------------------------------------------------------------------------------------------------------
(MSCI) EAFE Index                                                           -15.94%      -2.89%          0.33%*
----------------------------------------------------------------------------------------------------------------
(MSCI) All Country World ex U.S. Index                                      -14.67%      -2.66%          0.34%
----------------------------------------------------------------------------------------------------------------

     * Performance information is from 1/31/94.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund's expense structure has been modified to a unified fee effective as of the date of this Prospectus, so that the annual fund operating expenses indirectly paid by a shareholder essentially consist of the management fee paid to the Fund's investment adviser. Because the expense structure is not based on the prior fiscal year's expenses, the Fund's annual fund operating expenses are based on estimates for the current fiscal year. Annual fund operating expenses described in the table are paid out of the Fund's assets and are therefore reflected in the share price and total return of the Fund.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                       None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees                                               0.75%(1)
         Distribution and/or Service (12b-1) Fees                      None
         Other Expenses(2)                                             0.14%
                                                                      -----
         Total Fund Operating Expenses                                 0.89%
         Expense Reimbursement                                        (0.14%)(3)
                                                                      -----
         Net Expenses                                                  0.75%

         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
         (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.75%.

--------------------------------------------------------------------------------
Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 year       3 years       5 years      10 years
         ------       -------       -------      --------
         $   77       $   240       $   417      $    930

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. The total returns in each table represent the rate of return an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP.

International Stock Fund
--------------------------------------------------------------------------------

                                                                                   YEAR ENDED OCTOBER 31,
                                                             2002           2001           2000           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                        $    10.42     $    16.20     $    17.86     $    12.54     $    42.71
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss)                               0.02(1)        0.03           0.04          (0.02)          0.25
--------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized
         gains (losses) on investments                         (1.09)         (3.09)         (0.36)          5.34          (0.78)
--------------------------------------------------------------------------------------------------------------------------------
     Total from investment operations                          (1.07)         (3.06)         (0.32)          5.32          (0.53)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income                      (0.03)            --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
     Distributions from capital gains                             --          (2.72)         (1.34)         (0.00)*       (29.64)
--------------------------------------------------------------------------------------------------------------------------------
     Total distributions                                       (0.03)         (2.72)         (1.34)          0.00         (29.64)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                              $     9.32     $    10.42     $    16.20     $    17.86     $    12.54
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  -10.28%        -22.46%         -3.58%         42.44%         -1.24%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of year (in thousands)               $   20,616     $   20,553     $   22,975     $   30,492     $   15,377
--------------------------------------------------------------------------------------------------------------------------------
     Ratio of expenses to average net assets                    1.31%          1.26%          1.11%          1.31%          1.04%
--------------------------------------------------------------------------------------------------------------------------------
     Ratio of net investment income (loss)
         to average net assets                                  0.21%          0.29%          0.12%         (0.14)%         0.60%
--------------------------------------------------------------------------------------------------------------------------------
     Portfolio turnover rate                                     111%           117%           140%            96%            53%
--------------------------------------------------------------------------------------------------------------------------------

     *   Amount represents less than $0.01 per share.
     (1) Per share data was calculated using average shares outstanding.

CMG Emerging Markets Equity Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers in emerging markets and other investments that are tied economically to emerging markets. The Fund's investment adviser has broad discretion to determine which countries qualify as emerging markets, but considers "emerging market" countries to be those classified by the World Bank or United Nations as having emerging or developing economies. While the Fund's investments are not limited as to market capitalization, the Fund intends to invest primarily in companies considered to be large and well-established, based on standards of the applicable country or foreign market. Some of the Fund's equity securities will be denominated in foreign currencies. This means their value will be affected by changes in the exchange rate between the U.S. and foreign currencies. The Fund will also invest in emerging market issuers by purchasing American Depositary Receipts.

In addition to investing directly in foreign equity securities, the Fund may also purchase securities in the form of American Depositary Receipts and Global Depositary Receipts.

The Fund may also invest in various types of securities, such as those convertible into or exercisable for stock (including preferred stock, warrants and debentures), and engage in various investment techniques using options and financial futures contracts and exchange traded funds. See "MORE ABOUT THE FUNDS" in this Prospectus and the Fund's Statement of Additional Information for more information regarding these types of securities and investment practices.

RISK FACTORS

Investment in the Fund presents investment risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio and total return.

- Stock market risk refers to the risk that the Fund's stocks may decline in value due to general market and economic conditions or the activities and financial prospects of individual companies.

- Sector risk is the risk associated with investing a significant amount of the Fund's assets in a particular market sector.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Selection of investment risk is the risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

- Style risk refers to the risk associated with concentrating investments in a particular style such as growth or value.

- Emerging market risk is the risk associated with investing in the securities of issuers based in countries with less developed or developing economies.

- Currency or exchange risk is the possibility of a decline in the value of a foreign currency versus the U.S. dollar. Such a decline will reduce the dollar value of any securities in the Fund denominated in that currency.

Your investment in the Fund is not a bank deposit and is not insured or endorsed by any bank, government agency or the FDIC. You could lose money as a result of your investment in the Fund. Additionally, the Fund could underperform other investments. You should invest in this Fund only if you are willing to assume substantial risks of significant fluctuations in the value of your investment. An investment in this Fund should be part of a balanced investment program.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

The following table sets forth the portfolio manager's composite performance data relating to the historical performance of a similarly managed account managed by the Fund's portfolio manager, since the dates indicated, that has investment objectives, policies, strategies and risks substantially similar to those of the Fund. The account, however, is not subject to certain limitations, diversification requirements and other restrictions imposed under the Investment Company Act of 1940 and the Internal Revenue Code to which the Fund, as a registered investment company, is subject and that, if applicable to that account, may have adversely affected the performance results of the historical portfolio. The data is provided to illustrate the past performance of the Fund's portfolio manager in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Fund. The information has not been adjusted to reflect any fees that will be payable by the Fund that are higher than the fees imposed on the accounts and will result in a higher expense ratio and lower returns for the Fund. Investors should not consider this performance data as an indication of future performance of the Fund or of the Fund's investment adviser.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                                   YEAR-TO-DATE     1 YEAR      2 YEARS     3 YEARS
---------------------------------------------------------------------------------------------------
Emerging Markets Composite(1)                          -3.86        -3.86        -8.08      -12.47
---------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index(2)                    -6.00        -6.00        -4.20      -13.97
---------------------------------------------------------------------------------------------------

     (1) All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by the account, without provision for federal or state income taxes. The composite includes one discretionary account managed by the portfolio manager that has investment objectives, policies, strategies and risks substantially similar to those of the Fund.
     (2) The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is a market capitalization-weighted benchmark index composed of companies representative of the market structure of 22 emerging market countries in Europe, Latin America, and the Pacific Basin: it excludes closed markets and those shares in otherwise free markets which may not be purchased by foreigners. There are no expenses associated with this index while there are expenses associated with the Fund. The MSCI Emerging Markets Free Index is an unmanaged index and is not available for direct investment.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY                      None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

         Management Fees                                              0.90%(1)
         Distribution and/or Service (12b-1) Fees                     None
         Other Expenses (2)                                           0.08%
                                                                     -----
         Total Fund Operating Expenses                                0.98%
         Expense Reimbursement                                       (0.08%)(3)
                                                                     -----
         Net Expenses                                                 0.90%

         (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
         (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
         (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Operating Expenses do not exceed 0.90%.

--------------------------------------------------------------------------------
Expense Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

         1 year       3 years
         ------       -------
         $   92       $   287

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

Management
--------------------------------------------------------------------------------

ADVISER

Columbia Management Advisers, Inc., the Funds' investment adviser (the "Adviser") and a wholly-owned subsidiary of Columbia Management Group, Inc. ("Columbia"), was established in 1969 and has its main office at 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207-1350. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other portfolios in the Trust. As of December 31, 2002, the Adviser and its affiliates managed over $145 billion in assets.

Subject to the general supervision of the Trust's Board of Trustees, the Adviser is responsible for managing the Funds in accordance with their investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records. The Adviser also is responsible for managing the overall investment and day-to-day operations of the Funds.

The Adviser's mutual funds and individual and institutional investment advisory businesses are part of the larger Columbia organization, which is a wholly owned subsidiary of FleetBoston Financial Corporation.

MANAGEMENT FEES AND PORTFOLIO MANAGERS

Each Fund pays the Adviser an annual unified management fee based on a percentage of the average net assets of the Fund in return for providing investment advisory and other services. The fee paid by each Fund is set forth below. Out of the management fee, the Adviser pays all expenses of managing and operating the Funds except brokerage fees, taxes, interest, audit fees, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. Also listed below are the portfolio managers primarily responsible for implementing the investment strategy for each Fund.

                                         ADVISORY FEE
                                          PAID BY THE
            THE FUND                         FUND                   PORTFOLIO MANAGER FOR THE FUND
----------------------------------------------------------------------------------------------------------
 Enhanced S&P 500 Index Fund                 0.25%        Eric Remole has been a Portfolio Manager for the
                                                          Adviser since the Fund's inception. Mr. Remole
                                                          has served since November 2001 as Head of the
                                                          Structured Equity Group of Columbia and
                                                          Fleet Investment Advisors. Mr. Remole previously
                                                          served as the Global Head of the Structured
                                                          Products Group of Credit Suisse Asset
                                                          Management from 1996 to October 2001.
                                                          Mr. Remole holds a B.A. in Biology from
                                                          Dartmouth College and an M.S. in Operations
                                                          Research from Stanford University.

                                         ADVISORY FEE
                                          PAID BY THE
            THE FUND                         FUND                   PORTFOLIO MANAGER FOR THE FUND
----------------------------------------------------------------------------------------------------------
 Large Cap Growth Fund                       0.50%        Alexander S. Macmillan, CFA, has been a Senior
                                                          Vice President of the Adviser since January 2001
                                                          and is Head of the Adviser's Large Cap Growth
                                                          team. Prior to joining the Adviser in 1989 as a
                                                          Vice President, Mr. Macmillan was a Vice
                                                          President and Portfolio Manager/Analyst for
                                                          Gardner & Preston Moss. Mr. Macmillan earned
                                                          his B.A. degree and graduated cum laude from
                                                          Harvard College in 1974 and earned his M.B.A.
                                                          from the Amos Tuck School at Dartmouth
                                                          College in 1980.

 Large Cap Value Fund                        0.50%        Scott B. Schermerhorn has been a Portfolio
                                                          Manager for the Adviser since the Fund's
                                                          inception. Mr. Schermerhorn has been a Senior
                                                          Vice President of Colonial Management
                                                          Associates and Co-Manager of the Liberty Growth
                                                          and Income Fund since August 2000.
                                                          Mr. Schermerhorn joined Colonial Management
                                                          Associates in 1998 as a Portfolio Manager of the
                                                          Liberty Utilities Fund, Liberty Tax-Managed Value
                                                          Fund, and the Liberty Fund from Federated
                                                          Investors, Inc. where he headed the value equity
                                                          team. He is a graduate of Boston University and
                                                          earned an M.B.A. from Seton Hall University.

 Mid Cap Growth Fund                         0.70%        Richard J. Johnson, CFA, has served as Senior
                                                          Vice President since January 2001 and Head of
                                                          Equities/Portland since August 2002 for the
                                                          Adviser. Mr. Johnson previously served as a Vice
                                                          President of the Adviser from 1995 to January
                                                          2001. Mr. Johnson graduated cum laude from
                                                          Occidental College in 1980 and earned his M.B.A.
                                                          from the Anderson Graduate School of Management
                                                          at UCLA in 1990.

 Mid Cap Value Fund                          0.70%        Daniel K. Cantor, CFA, has been a Portfolio
                                                          Manager for the Adviser since the Fund's
                                                          inception. Mr. Cantor has served since 2001 as
                                                          Head of the Mid Cap Value team for Columbia.
                                                          Mr. Cantor has also served as a Senior Vice
                                                          President of Colonial Management Associates
                                                          and Stein Roe & Farnham since 1997.
                                                          Mr. Cantor earned a bachelor's degree from
                                                          the University of Rochester and an M.B.A.
                                                          from the Wharton School of the University
                                                          of Pennsylvania. He is a member of NYSSA.

                                         ADVISORY FEE
                                          PAID BY THE
            THE FUND                         FUND                   PORTFOLIO MANAGER FOR THE FUND
----------------------------------------------------------------------------------------------------------
 Small/Mid Cap Fund                          0.75%        Richard J. Johnson, CFA.

 Small Cap Growth Fund                       0.80%        William M. Garrison has been a Portfolio
                                                          Manager for the Adviser since the Fund's
                                                          inception, and since 2001 has served as Head of
                                                          the Small Cap Growth team for Columbia. From
                                                          1998 to the present, Mr. Garrison has been
                                                          a Portfolio Manager with Stein Roe & Farnham.
                                                          Mr. Garrison earned an A.B. degree from
                                                          Princeton University in 1988 and his M.B.A.
                                                          degree from the University of Chicago in 1995.

 Small Cap Value Fund                        0.80%        Stephen Barbaro, CFA, has been a Portfolio
                                                          Manager for the Adviser since the Fund's
                                                          inception. Mr. Barbaro has served as a Senior
                                                          Vice President of Fleet Investment Advisers since
                                                          1997. Mr. Barbaro joined Fleet in 1976 from
                                                          Connecticut Mutual Life where he was a senior
                                                          investment analyst. Mr. Barbaro earned a B.A.
                                                          from Brown University and an M.B.A. from
                                                          Columbia University.

 International Stock Fund                    0.75%        James M. McAlear is a Vice President of the
                                                          Adviser. Prior to joining the Adviser as a Vice
                                                          President in 1992, Mr. McAlear was a Senior Vice
                                                          President of American Express Financial Advisors
                                                          from 1985 to 1992, and an Executive Director for
                                                          Merrill Lynch Europe from 1972-1985. Mr. McAlear
                                                          earned a B.S. from Boston College and an M.A.
                                                          in economics from Michigan State University
                                                          in 1964.

                                         ADVISORY FEE
                                          PAID BY THE
            THE FUND                         FUND                   PORTFOLIO MANAGER FOR THE FUND
----------------------------------------------------------------------------------------------------------
 Emerging Markets Equity Fund                0.90%        Thomas Keleher, CFA, and Eric Sandlund are the
                                                          Fund's Co-Portfolio Managers and have served as
                                                          Portfolio Managers for the Adviser since the
                                                          Fund's inception. Mr. Keleher and Mr. Sandlund
                                                          also serve as Senior Portfolio Managers and Co-
                                                          Head the Emerging Market Equity team for
                                                          Newport Pacific Management, Inc. Mr. Keleher
                                                          joined Newport Pacific Management as a
                                                          Portfolio Manager in 1996 from the Universidad
                                                          San Francisco de Quito in Ecuador where he
                                                          taught finance. He earned his B.S. in Finance
                                                          from the University of Colorado and a Masters
                                                          degree from the Kellogg Graduate School of
                                                          Management at Northwestern University.
                                                          Mr. Sandlund joined Newport Pacific
                                                          Management as a Senior Portfolio Manager in
                                                          2002 from Merrill Lynch Investment Managers in
                                                          Singapore where he was Managing Director and
                                                          Chief Investment Officer, Asia Pacific from 1999
                                                          to 2002. Prior to joining Merrill Lynch,
                                                          Mr. Sandlund was Regional Managing Director
                                                          and Chief Investment Officer for Prudential
                                                          Portfolio Managers (Asia Ltd.). Mr. Sandlund
                                                          earned a B.A. from the University of Virginia and
                                                          a Juris Doctorate from American University.

Information About Your Investment
--------------------------------------------------------------------------------

YOUR ACCOUNT

BUYING SHARES

Shares in the Funds are available for purchase by institutional buyers seeking to invest in a diversified portfolio in a pooled environment, rather than purchase individual securities. Purchases of Fund shares may be made by two different methods, each of which is subject to minimum investment requirements described below.

First, you may purchase shares in the Funds directly by calling Columbia at 1-800-547-1037. Each Fund's minimum initial investment requirement for investors purchasing shares directly from Columbia is $3 million. The Adviser may waive the investment minimum in its sole discretion. Subsequent investments in a Fund must be at least $2,500, however, purchase orders may be refused at the discretion of a Fund.

You may also purchase Fund shares if you are an advisory client of Columbia, or one of its affiliates, investing through a separately managed account and Columbia in its role as discretionary investment adviser purchases shares for your account. The minimum initial investment in this case is $1 million.

An advisory client with less than $10 million in assets managed by Columbia and who invests less than $3 million in a single Fund may be charged an administrative account fee by Columbia or its affiliate of $5,000 to cover the extra costs of servicing the account. The decision to charge this fee and the terms of such a fee is determined by Columbia's client services units. Clients should consult the terms of their investment management agreement with Columbia or contact their Columbia representative for more information.

If the separately managed account is governed by the rules and regulations promulgated under the Employee Retirement Income Securities Act of 1974, any investment in the Funds will only be made after the investment has been approved by an independent fiduciary and certain conditions are satisfied. See the Statement of Additional Information for more detail.

The price for each Fund's shares is the Fund's net asset value per share ("NAV"), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund.

SELLING SHARES

You may sell shares at any time. Upon redemption you will receive the Fund's next NAV calculated after your order is accepted by the Fund's transfer agent. You can request a redemption by calling your Columbia representative or by calling 1-800-547-1037. Redemption proceeds are normally transmitted in the manner specified in the redemption request on the business day following the effective date of the redemption. Except as provided by rules of the Securities and Exchange Commission, redemption proceeds must be transmitted to you within seven days of the redemption date.

You may also sell shares by exchanging from the Fund into shares of another fund in the Trust. To exchange by telephone, call your Columbia representative or call 1-800-547-1037.

The Fund also reserves the right to make a "redemption in kind" -- pay you in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect the Fund's operations (for example, if the redemption represents more than 1% of the Fund's assets).

LIMITATIONS ON BUYING AND SELLING SHARES

Excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders. Accordingly, unless waived by the Adviser in its sole discretion, the Adviser limits account activity in a Fund in the following manner:

- Purchase orders or exchange requests may be rejected for any reason.

- You may make no more than two "round trips" during any twelve-month period.

- Your round trips must be at least 30 days apart.

- Exchanges out of a Fund are limited to no more than two within any twelve-month period.

A "round trip" is a redemption FROM a Fund followed by a purchase back INTO the same Fund. In addition, a "round trip" includes transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to and from another fund in the Trust.

PRICING OF SHARES

Each Fund's investments are valued based on their market value using the last sales price reported on the principal securities exchange on which the investment is traded, or, in the absence of recorded sales, at the closing bid prices on such exchanges or over the counter markets. Securities for which market values are not readily available will be valued at fair market value as determined in good faith under procedures established by and monitored by the Board of Trustees.

If applicable to the Fund, securities trading in various foreign markets may take place on days when the New York Stock Exchange is closed. Further, when the New York Stock Exchange is open, the foreign markets may be closed. Therefore, the calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the New York Stock Exchange on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, the Adviser determines that a particular event would materially affect the Fund's NAV, then the Adviser, under the general supervision of the Board of Trustees, will use all relevant information available to it to determine a fair value for the affected portfolio securities.

DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAIN DISTRIBUTIONS

Each Fund pays its shareholders dividends from its net investment income and generally distributes substantially all of its net realized capital gains to shareholders once a year, usually in December. The amount of capital gains distributed will depend on the amount of capital gains realized from the sale of the Fund's portfolio securities. Dividend and capital gain distributions are declared and paid as cash dividends and reinvested in additional shares at the net asset value, as calculated after payment of the distribution, at the close of business on the dividend payment date, unless you have elected to receive the dividend or capital gain distribution in cash.

TAX EFFECT OF DISTRIBUTIONS AND TRANSACTIONS

The dividends and distributions of each Fund are taxable to shareholders, unless the shareholder is exempt from federal or state income taxes or the investment is in a tax-advantaged account. The tax status of any distribution is the same regardless of how long you have been in the Fund and whether you reinvest your distributions or take them as income. In general, distributions occurring after January 1, 2003 and before December 31, 2003 are taxable as follows:

--------------------------------------------------------------------------------
     Taxability of Distributions

     TYPE OF                             TAX RATE FOR                     TAX RATE FOR
     DISTRIBUTION                        15% BRACKET OR LOWER             27% BRACKET OR HIGHER
     ------------                        --------------------             ---------------------
     Income Dividends                    Ordinary Income Rate             Ordinary Income Rate

     Short-Term Capital Gains            Ordinary Income Rate             Ordinary Income Rate

     Long-Term Capital Gains             10%                              20%

--------------------------------------------------------------------------------

The Funds expect that, as a result of their investment objective to achieve either capital appreciation or long-term growth, their distributions will consist primarily of capital gains. Each year the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year.

The sale of shares in your account may produce a gain or loss and is a taxable event. For tax purposes, an exchange of shares of the Funds for shares of another fund managed by the Adviser is treated as a sale of shares.

     ---------------------------------------------------------------------------
     Your investment in the Funds could have additional tax
     consequences. Please consult your tax professional for assistance as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gain distributions.
     ---------------------------------------------------------------------------

More About The Funds
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Each Fund's principal investment strategies and their associated risks are described in the section titled "Principal Investment Strategies" under the heading "INFORMATION ABOUT THE FUNDS" in this Prospectus. What follows is additional information about certain of the investments and strategies of the Funds and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques that are not the principal focus of the Funds and therefore are not described in this Prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Each Fund's investment objective may not be changed without approval by a majority of the Fund's outstanding securities. Except as otherwise noted, however, approval by a Fund's shareholders is not required to modify or change a Fund's investment policies or any of its investment strategies.

PORTFOLIO SECURITIES AND FOREIGN ISSUERS

The Funds (other than the International Stock and Emerging Markets Equity Funds) invest primarily in U.S. common stocks, but may also invest in equity securities of foreign issuers. The Funds consider securities that trade like common stocks, such as depositary receipts, convertible debt and convertible preferred stocks, to be common stocks. A convertible security generally entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. The Funds may also invest in warrants, which are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. In addition, the Funds consider interests in real estate investment trusts to be common stocks.

The common stocks of foreign issuers purchased by the Funds will often be denominated in foreign currencies. This means that the value of the securities will be affected by changes in the exchange rate between the U.S. dollar and foreign currencies. Investments in foreign equity securities involve other risks such as greater fluctuations in price and less liquidity than U.S. securities and possible political or economic instability of the country of the issuer.

The Funds may also invest in the common stocks of foreign issuers by purchasing American Depositary Receipts ("ADRs") and Global Depository Receipts ("GDRs"). ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, the Funds may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a European bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security.

The portfolio value of all Funds is measured in U.S. dollars. To the extent any of the Funds hold non-dollar denominated securities, the value of these securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which any of the foreign securities or bank deposits held by the Funds are denominated. To reduce or limit exposure to adverse change in currency exchange rates (referred to as "hedging"), the Funds may enter into forward currency exchange contracts that in effect lock in a rate of exchange during the period of the forward contract. The Funds will only enter into forward contracts for hedging and not for speculation. When required by the Investment Company Act or the Securities and Exchange Commission, each Fund will "cover" its commitment under the forward contracts by segregating cash or liquid, high-grade securities with the Fund's custodian in an amount not less than the value of the Fund's total assets committed to the forward contracts.

The Funds may also purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. The Fund may use this hedging technique in an attempt to insulate itself against possible losses resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

DERIVATIVES

The Funds may also invest in stock futures and option contracts, which are traditional types of derivatives, to gain exposure to groups of stocks or individual issuers. A derivative is a financial contract whose value is based on ("derived" from) a traditional security (such as a stock) or a market index (such as the S&P 500 Index). Losses or gains involving derivatives can be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for non-hedging purposes or as leveraged investments, derivatives can carry considerable risk. See "OTHER RISKS" below.

TEMPORARY INVESTMENTS

A Fund may depart from its principal investment strategy by taking temporary defensive positions in response to adverse economic or market conditions. During such times, a Fund may, but is not required to, invest in cash or investment-grade, short-term debt securities, without limit. When the Fund assumes a temporary defensive position, it may not achieve its stated investment objective.

PORTFOLIO TURNOVER

The Funds are actively managed, which means a Fund's manager may frequently buy and sell securities. There are not limits on turnover and turnover may vary significantly from year to year. The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, they may purchase securities in anticipation of relatively short-term price gains. A Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's total return. Additionally, due to the institutional nature of the shareholders in these Funds, redemption requests are frequently large. In order to satisfy such redemption requests, a Fund may be forced to sell securities with built-in capital gains that will be taxable to shareholders.

SUMMARY OF PRINCIPAL RISKS

The principal risks of investing in the Funds, as stated above in the "INFORMATION ABOUT THE FUNDS" section are described in greater detail in this section. These risks are more likely to have a material effect on a Fund than other factors potentially affecting that Fund. The section "INVESTMENT OBJECTIVES, POLICIES AND RISKS" in the Statement of Additional Information contains more information about these and other risks.

STOCK MARKET RISK. Because the Funds invest primarily in common stocks, they are subject to stock market risk, which means the stocks held by a Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions. Stock prices may fall over short or extended periods of time. Although common stocks have historically provided long-term returns that are greater than other types of investments, stock returns have also been volatile over shorter periods of time. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Consequently, a Fund's portfolio -- and likewise your investment in that Fund -- will fluctuate in value in response to changes in the stock market, the economy and the activities, financial prospects and results of the individual companies whose stock is held by that Fund.

STYLE RISK. Funds that concentrate their investments in particular styles such as value or growth stocks are subject to the risk that these stocks may be out of favor with investors for an extended period of time. Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the Adviser's opinion, undervalued. If the Adviser's perception of a company's value potential is not realized in the expected time frame, a Fund's performance may suffer and the Fund may be unable to take advantage of other investment opportunities. Growth stocks are subject to additional risk because their prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may also not perform as well as value stocks or the stock market in general.

SMALL COMPANY RISK. Small-cap and mid-cap stocks are subject to greater volatility than large-cap stocks because:

- Their issuers may have limited operating histories, fewer financial resources, and inexperienced management, and may be dependent on a small number of products or services.

- They may have low trading volumes, making it difficult for the Fund to sell a particular security, resulting in erratic or abrupt price movements.

SECTOR RISK refers to the chance that a Fund's returns could be hurt significantly by problems affecting a particular market sector, such as technology, to the extent a significant amount of the Fund's assets is invested in that sector.

FOREIGN INVESTMENT RISK. Securities of foreign issuers may be subject to greater fluctuations in price than domestic securities. The price of foreign securities are affected by changes in the currency exchange rates. Potential political or economic instability of the country of the issuer, especially in emerging or developing countries, could cause rapid and extreme changes in the value of a Fund's assets to the extent it is invested in securities of foreign issuers. Foreign countries have different accounting, auditing and financial reporting standards, and foreign issuers are subject to less governmental regulation and oversight than U.S. issuers. Also, many countries where a Fund invests are not as politically or economically developed as the United States. Acts of foreign governments interfering in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the Fund.

In addition, additional costs may be incurred in connection with the Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when the Fund moves investments from one country to another. Increased custodian costs, as well as administrative difficulties, may be experienced in connection with maintaining assets in foreign jurisdictions.

SELECTION OF INVESTMENT RISK refers to risk from the Adviser and individual portfolio managers making investment decisions for the Funds. A Fund's assets are invested by the Adviser or portfolio manager for each Fund using investment techniques based on analysis of market sectors and evaluation of individual securities. It is possible the investment decisions based on these analyses and evaluations may be inaccurate.

CONVERTIBLE SECURITY RISK refers to the risk associated with investing in securities that are convertible into common stock, such as debt securities or preferred stock. Convertible securities carry the same risks as investing in fixed income instruments, including credit risk and interest risk. In addition, because the value of a convertible security is affected by the value of the equity security into which it will convert, convertible securities have stock market risk.

TRACKING ERROR RISK. There are several reasons the Enhanced S&P 500 Index Fund's performance may not track the performance of the S&P 500 exactly:

- Unlike the S&P 500, the Fund incurs administrative expenses and transaction costs in trading stocks.

- The composition of the S&P 500 and the stocks held by the Fund will be different.

The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require large ready reserves of uninvested cash.

CURRENCY RISK and EXCHANGE RATE RISK refer to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The International Stock Fund and Emerging Markets Equity Fund, and other Funds to the extent any of them hold non-dollar denominated securities, will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency trends are unpredictable.

EMERGING MARKET RISK refers to the increased investment risk associated with investments in issuers based in less developed and developing countries, which are sometimes referred to as emerging markets, such as Eastern Europe, South America or Southeast Asia. The considerations noted above concerning the risk of investing in foreign securities are generally more significant for these investments. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Investments in these countries are subject to severe and abrupt price declines. Markets of developing countries may generally be more volatile than markets of more developed countries. Investments in these markets may involve significantly greater risks, as well as the potential for greater gains. Certain countries have experienced hyperinflation and devaluation of their currencies versus the U.S. dollar, which have adversely affected returns to U.S. investors. In addition, securities of issuers located in these markets may present credit, currency, liquidity, legal, political and other risks different from risks associated with investing in developed countries.

OTHER RISKS

DERIVATIVE RISK

Certain of the Funds may invest their assets in stock futures and option contracts, which are traditional types of derivatives securities. A Fund's use of derivative securities involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. To the extent a Fund uses these securities, they may be exposed to additional volatility and potential losses. Using derivatives involves the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. There is also the risk that the derivative will not correlate well with the security for which it is acting as a substitute or that the Fund cannot sell the derivative because of an illiquid market. The Funds will not use derivatives for speculative purposes or as leveraged investments that may magnify gains or losses. The margin and premiums required to invest in derivatives contracts will not exceed 5% of a Fund's net asset value after taking into account unrealized profits and losses on the contracts. A more complete description of various risks associated with investments in options and financial futures transactions is included in "INVESTMENT OBJECTIVES, POLICIES AND RISKS" in the Statement of Additional Information.

LIQUIDITY RISK

The Funds may purchase convertible securities and common stocks which can become difficult to sell for a variety of reasons, such as lack of an active trading market. Foreign securities and derivatives purchased by a Fund, and in particular securities of issuers based in emerging or developing countries, are especially exposed to liquidity risk. Because some of these securities in emerging or developing countries, and securities of issuers with small market capitalizations, do not trade frequently, when they do trade, their price may be substantially higher or lower than had been expected.

DEFINING CAPITALIZATION

A company's market capitalization is its stock price multiplied by the number of shares of stock it has outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large-cap; mid-cap; or small-cap.

For More Information
--------------------------------------------------------------------------------

You can find additional information on each Fund's structure and performance in the following documents:

- ANNUAL/SEMIANNUAL REPORTS. While the Prospectus describes each Fund's potential investments, these reports detail the Funds' actual investments as of the report date. Reports include a discussion by Fund management of recent market conditions, economic trends, and Fund strategies that significantly affected each Fund's performance during the reporting period.

- STATEMENT OF ADDITIONAL INFORMATION ("SAI"). A supplement to the Prospectus, the SAI contains further information about each Fund, its Trustees and its investment restrictions, risks and polices.

A current SAI for the Funds is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus. To obtain copies of the SAI or copies of the current annual/semiannual report, without charge, or to make inquiries of the Funds, you may contact:

CMG Fund Trust

1300 S.W. Sixth Avenue
Portland, Oregon 97201
Telephone: 1-800-547-1037

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information regarding the Funds are also on the SEC's Internet website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the SEC's E-mail address at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-5857

[GRAPHIC]

CMG CORE PLUS BOND FUND

CMG GOVERNMENT BOND FUND

CMG CORPORATE BOND FUND

CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND

CMG HIGH YIELD FUND

CMG INTERNATIONAL BOND FUND

PROSPECTUS, FEBRUARY 27, 2003

ADVISED BY COLUMBIA MANAGEMENT ADVISERS, INC.

CMG CORE PLUS BOND FUND, CMG GOVERNMENT BOND FUND,
CMG CORPORATE BOND FUND, CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND, CMG HIGH YIELD FUND AND CMG INTERNATIONAL BOND FUND (EACH A "FUND", TOGETHER THE "FUNDS") ARE PORTFOLIOS OF CMG FUND TRUST (THE "TRUST").

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                 [COLUMBIA MANAGEMENT(SM) LOGO]
                                                 A FLEETBOSTON FINANCIAL COMPANY

Table of Contents
--------------------------------------------------------------------------------

INFORMATION ABOUT THE FUNDS                                                    1
CMG CORE PLUS BOND FUND                                                        1
     Investment Goal                                                           1
     Principal Investment Strategies                                           1
     Risk Factors                                                              2
     Performance History                                                       3
     Your Expenses                                                             3
     Financial Highlights                                                      4
CMG GOVERNMENT BOND FUND                                                       5
     Investment Goal                                                           5
     Principal Investment Strategies                                           5
     Risk Factors                                                              5
     Performance History                                                       6
     Your Expenses                                                             6
     Financial Highlights                                                      7
CMG CORPORATE BOND FUND                                                        8
     Investment Goal                                                           8
     Principal Investment Strategies                                           8
     Risk Factors                                                              8
     Performance History                                                       9
     Your Expenses                                                             9
     Financial Highlights                                                     10
CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND                                 11
     Investment Goal                                                          11
     Principal Investment Strategies                                          11
     Risk Factors                                                             12
     Performance History                                                      12
     Your Expenses                                                            12
     Financial Highlights                                                     13
CMG HIGH YIELD FUND                                                           14
     Investment Goal                                                          14
     Principal Investment Strategies                                          14
     Risk Factors                                                             15
     Performance History                                                      15
     Your Expenses                                                            16
     Financial Highlights                                                     17
CMG INTERNATIONAL BOND FUND                                                   19
     Investment Goal                                                          19
     Principal Investment Strategies                                          19
     Risk Factors                                                             20
     Performance History                                                      21
     Your Expenses                                                            21
     Financial Highlights                                                     22
MANAGEMENT                                                                    23
     Adviser                                                                  23
     Management Fees and Portfolio Managers                                   23

INFORMATION ABOUT YOUR INVESTMENT                                             26
YOUR ACCOUNT                                                                  26
     Buying Shares                                                            26
     Selling Shares                                                           26
     Limitations on Buying and Selling Shares                                 27
     Pricing of Shares                                                        27
DISTRIBUTIONS AND TAXES                                                       27
     Income and Capital Gain Distributions                                    27
     Tax Effect of Distributions and Transactions                             28
MORE ABOUT THE FUNDS                                                          29
INVESTMENT STRATEGY                                                           29
     Temporary Investments                                                    30
SUMMARY OF PRINCIPAL RISKS                                                    30
OTHER RISKS                                                                   33
     Zero-Coupon Securities                                                   33
     Liquidity Risk                                                           33
     Derivative Risk                                                          34
FOR MORE INFORMATION                                                          35

Information About The Funds
--------------------------------------------------------------------------------

The following is important information about the Funds offered by this Prospectus. For your convenience, concise descriptions of each Fund appear below. The descriptions provide the following information about each Fund:

- INVESTMENT GOAL
- PRINCIPAL INVESTMENT STRATEGIES
- RISK FACTORS
- PERFORMANCE HISTORY
- YOUR EXPENSES
- FINANCIAL HIGHLIGHTS

As used in this Prospectus, the term "Fixed Income Securities," includes:

- securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities");
- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;
- mortgage-backed and other asset-backed securities;
- inflation-indexed bonds issued both by governments and corporations;
- structured notes, including hybrid or "indexed" securities, event-linked bonds and loan participations;
- delayed funding loans and revolving credit facilities;
- bank certificates of deposit, fixed time deposits and bankers' acceptances;
- repurchase agreements and reverse repurchase agreements;
- debt securities issued by states or local governments and their agencies, authorities and other instrumentalities; and

- obligations of non-U.S. governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.

CMG Core Plus Bond Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with capital preservation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund intends to invest its assets in the shares of the other Funds described in this Prospectus (such Funds, the "Underlying Funds"). Except for cash management purposes, the Fund invests its assets in shares of the Underlying Funds and does not invest directly in securities of other issuers. The Fund's investment adviser determines how the Fund allocates its assets among the Underlying Funds. You should review the summaries of each of the Underlying Funds in this Prospectus for information on their investments and investment techniques.

The Fund may invest in any of the Underlying Funds, and may invest in all Underlying Funds at the same time, provided, however, at no time will the combined investment in the International Bond Fund and the High Yield Fund exceed 30% of the Fund's assets. In determining the allocation of the Fund's assets among the Underlying Funds, the investment adviser uses a top-down approach to determine sector emphasis between different types of securities (for example, corporate bonds, U.S. Government obligations, mortgage obligations, high yield and international bond obligations). Using this approach, the investment adviser evaluates and shifts emphasis between the desired levels of average quality, maturity, and duration of portfolios and the types of debt securities in the Underlying Funds in which to invest the Fund's assets based on the current economic and market environment. This analysis is intended to give the investment adviser a better understanding of the long-term prospects of a particular security -- and an investment in an Underlying Fund, based on the characteristics of the existing economy and investor temperament. In this way, the investment adviser strives to anticipate and act upon market change, understand its effect on risk and reward of the Underlying Funds' securities with the goal of generating consistent, competitive results over the long term for the Fund.

The Fund is a "fund of funds," meaning the Fund pursues its investment objectives by investing its assets in other mutual funds. Normally, the cost of investing in such a fund would be higher than the cost of investing in a mutual fund that invests directly in individual securities because holders of such fund's securities, in addition to paying the fund's fees and expenses, indirectly pay the fees and expenses charged by the underlying funds. Holders of the Fund's shares, however, will not be charged separate management fees and expenses for investing in the Fund. Instead, holders of the Fund's shares will indirectly bear the fees and other expenses charged by the Underlying Funds only. Use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may increase the amount of taxes payable by shareholders.

The investment adviser has broad discretion to allocate the Fund's assets among the Underlying Funds provided the allocations are consistent with the Fund's investment objectives. The Fund may also invest in additional portfolios of CMG Fund Trust created in the future at the discretion of the Fund's investment adviser and without notice to or approval from shareholders.

RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of the Fund's investment portfolio, yield and total return.

- Interest rate risk refers to the possibility that the value of the Fund's investments will decline due to an increase in interest rates.
- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due.
- Prepayment risk is the possibility that the value of mortgage securities and collateralized mortgage obligations held by the Fund may be adversely affected by changes in the prepayment rates on the underlying mortgages.
- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.
- Currency or exchange rate risk is the possibility of a decline in the value of a foreign currency versus the U.S. dollar. Such a decline will reduce the dollar value of any securities of the Fund denominated in that currency.
- Non-diversified risk is the risk associated with the Fund's ability to invest a relatively high percentage of its assets in a limited number of issuers.

- Emerging market risk refers to the increased risk from investing in the securities of issuers based in less developed and developing countries.
- Allocation risk is the risk associated with investing the Fund's assets among some of or all of the Underlying Funds.
- Selection of investment risk is risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.
- Inflation risk refers to the risk posed by inflation from investing in Fixed Income Instruments.
- Fund of funds risk refers to the risk associated with investing in a fund that invests its assets in other Funds instead of individual securities.

These risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY            None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

      Management Fees                                       None(1)
      Distribution and/or Service (12b-1) Fees              None
      Other Expenses(2)                                     0.03%
      Underlying Fund Expenses(3)                           0.30%
                                                           -----
      Total Annual Operating Expenses                       0.33%
      Expense Reimbursement                                (0.03%)(4)
                                                           -----
      Net Expenses                                          0.30%

      (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
      (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
      (3) "Underlying Fund Expenses" will vary with changes in the allocation of the Fund's assets among the Underlying Funds. Underlying Fund Expenses are estimated based on the largest permissible investment in the International Bond Fund and High Yield Fund. For a summary of the estimated expenses associated with each Underlying Fund, please see the fee table under the heading "Your Expenses" for each Underlying Fund in this Prospectus. The Fund's investment adviser has contractually agreed, for an indefinite period of time, to reimburse expenses to the extent that the Underlying Fund Expenses exceed 0.30%.
      (4) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.30%.

--------------------------------------------------------------------------------

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

      1 YEAR       3 YEARS
      ------       -------
      $   31       $    97

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Government Bond Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with capital preservation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government Securities. Portfolio securities purchased by the Fund may be of any duration. The Fund may also invest in domestic Fixed Income Securities rated at least A by Moody's Investor Services, Inc. ("Moody's") or Standard & Poors, Inc. ("S&P"), or if unrated, judged by the Fund's investment adviser to be comparable in quality.

     --------------------------------------------------------------------
     A DESCRIPTION OF FIXED INCOME SECURITIES RATINGS IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.
     --------------------------------------------------------------------

The Fund may invest its assets in other investments and utilize investment techniques including, but not limited to, derivative securities such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions and may purchase securities in advance by using when-issued and forward commitment transactions to earn income.

RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio, yield and total return.

- Interest rate risk refers to the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due.

- Prepayment risk is the possibility that the value of mortgage securities and collateralized mortgage obligations held by the Fund may be adversely affected by changes in the prepayment rates on the underlying mortgages.

- Selection of investment risk is risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

- Inflation risk refers to the risk posed by inflation from investing in Fixed Income Instruments.

These risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY            None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

      Management Fees                                       0.25%(1)
      Distribution and/or Service (12b-1) Fees              None
      Other Expenses(2)                                     0.10%
                                                           -----
      Total Annual Operating Expenses                       0.35%
      Expense Reimbursement                                (0.10%)(3)
                                                           -----
      Net Expenses                                          0.25%

      (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
      (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
      (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.25%.

--------------------------------------------------------------------------------

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

      1 YEAR       3 YEARS
      ------       -------
      $   26       $    80

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Corporate Bond Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with capital preservation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment-grade fixed income securities issued by corporations. The average portfolio duration of the Fund will vary depending on current market and economic conditions and the investment adviser's assessment of possible changes in interest rates. A Fixed Income Security is considered investment grade if it is rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, judged by the Fund's investment adviser to be comparable in quality.

     --------------------------------------------------------------------
     A DESCRIPTION OF FIXED INCOME SECURITIES RATINGS IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.
     --------------------------------------------------------------------

In selecting securities for the Fund, the investment adviser conducts an ongoing evaluation of the economic and market environment. Such an analysis helps the investment adviser anticipate how economic and market change, like movement in interest rates, inflation, government regulation and demographics, may affect certain industries and specific market sectors within those industries, and thereby the companies making up that industry or market sector. After determining what industries and market sectors to invest in, the investment adviser conducts intensive, fundamental research and analysis to identify attractive individual securities within the targeted industries and market sectors. This analysis is intended to give the investment adviser a better understanding of the long-term prospects of a particular security, based on the characteristics of the existing economy and investor temperament. In this way, the investment adviser strives to anticipate and act upon market change, and understand its effect on risk and reward of Fund securities, with the goal of generating consistent, competitive results over the long term.

The Fund may invest its assets in other investments such as mortgage- or asset-backed securities and utilize investment techniques including, but not limited to, derivative securities such as options, futures contracts or swap agreements. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio, yield and total return.

- Interest rate risk refers to the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due.

- Prepayment risk is the possibility that the value of mortgage securities and collateralized mortgage obligations held by the Fund may be adversely affected by changes in the prepayment rates on the underlying mortgages.

- Issuer risk is the possibility that the value of a portfolio security may decline due to reasons related to the issuer of the security, such as poor management performance.

- Inflation risk refers to the risk posed by inflation from investing in Fixed Income Instruments.

- Selection of investment risk is risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

These risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY            None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

      Management Fees                                       0.25%(1)
      Distribution and/or Service (12b-1) Fees              None
      Other Expenses(2)                                     0.10%
                                                           -----
      Total Annual Operating Expenses                       0.35%
      Expense Reimbursement                                (0.10%)(3)
                                                           -----
      Net Expenses                                          0.25%

      (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
      (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
      (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.25%.

--------------------------------------------------------------------------------

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

      1 YEAR       3 YEARS
      ------       -------
      $   26       $    80

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG Mortgage and Asset-Backed Securities Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with capital preservation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in any of the following investment grade, Fixed Income Securities:

- mortgage-related U.S. Government securities guaranteed by the Government National Mortgage Association ("GNMA") or by agencies or instrumentalities of the U.S. Government such as Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Corporation ("FNMA");

- debt obligations collateralized by assets such as home equity and automobile loans and credit card and other types of receivables issued by trusts or other special purpose entities;

- commercial mortgage-related securities secured by loans for commercial properties such as office buildings, multi-family apartment buildings, and shopping centers issued by commercial banks, savings and loan institutions, private mortgage insurance companies and other secondary market issuers; or

- collateralized mortgage obligations ("CMOs") issued by U.S. agencies or instrumentalities or in privately issued CMOs that are rated investment grade.

There are no limits on the percentage of Fund assets that may be invested in any of these Fixed Income Securities at any time. The average duration of the portfolio securities held by the Fund will vary depending on the investment adviser's analysis of general market and economic conditions. A Fixed Income Security is considered investment grade if it is rated either BBB or higher by S&P or Baa or higher by Moody's, or if unrated, judged by the investment adviser to be comparable in quality.

The Fund may also invest up to 20% of its assets in other investment-grade Fixed Income Securities. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a single issuer than a diversified fund.

     --------------------------------------------------------------------
     A DESCRIPTION OF FIXED INCOME SECURITIES RATINGS IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.
     --------------------------------------------------------------------

In selecting securities for the Fund, the investment adviser conducts an ongoing evaluation of the economic and market environment. Such an analysis helps the investment adviser anticipate how economic and market change, like movement in interest rates, inflation, government regulation and demographics, may affect certain industries and specific market sectors within those industries, and thereby the companies making up that industry or market sector. After determining what industries and market sectors to invest in, the investment adviser conducts intensive, fundamental research and analysis to identify attractive individual securities within the targeted industries and market sectors. This analysis is intended to give the investment adviser a better understanding of the long-term prospects of a particular security, based on the characteristics of the existing economy and investor temperament. In this way, the investment adviser strives to anticipate and act upon market change, and understand its effect on risk and reward of Fund securities, with the goal of generating consistent, competitive results over the long term.

The Fund may invest its assets in other investments and utilize investment techniques including, but not limited to, derivative securities such as options, futures contracts or swap agreements. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio, yield and total return.

- Interest rate risk refers to the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due.

- Prepayment risk is the possibility that the value of mortgage securities, collateralized mortgage obligations and asset-backed securities held by the Fund may be adversely affected by changes in the prepayment rates on the underlying mortgages and debt obligations.

- Inflation risk refers to the risk posed by inflation from investing in Fixed Income Instruments.

- Selection of investment risk is risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

- Non-diversified risk is the risk associated with the Fund's ability to invest a relatively high percentage of its assets in a limited number of issuers.

These risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund is new and has not completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund is new, so the annual fund operating expenses are based on estimates for the current year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY            None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

      Management Fees                                       0.25%(1)
      Distribution and/or Service (12b-1) Fees              None
      Other Expenses(2)                                     0.22%
                                                           -----
      Total Annual Operating Expenses                       0.47%
      Expense Reimbursement                                (0.22%)(3)
                                                           -----
      Net Expenses                                          0.25%

      (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
      (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
      (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.25%.

--------------------------------------------------------------------------------

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

      1 YEAR       3 YEARS
      ------       -------
      $   26       $    80

FINANCIAL HIGHLIGHTS

Because the Fund is a new fund, financial highlights have not been included in this Prospectus.

CMG High Yield Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks a high level of current income. Capital appreciation is a secondary objective when consistent with a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in non-investment grade corporate debt obligations, commonly referred to as "junk bonds." Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield corporate debt obligations rated Ba or B by Moody's or BB or B by S&P. The Fund will not invest in fixed income securities rated below Caa by Moody's or CCC by S&P, and the Fund will not invest more than 10% of the Fund's total assets in securities with Caa or CCC ratings.

     -----------------------------------------------------------------
     By concentrating on corporate debt obligations rated Ba or B by Moody's or BB or B by S&P, the Fund intends to invest primarily in "upper tier" non-investment grade securities. By emphasizing the "upper tier" of non-investment grade securities, the Fund seeks to provide investors with access to higher yielding bonds without assuming all the risk associated with the broader "junk bond" market. For a discussion of the impact of investing in debt securities rated BB or lower by S&P or Ba or lower by Moody's, see the "Summary of Principal Risks" section under the heading "MORE ABOUT THE FUNDS" in this Prospectus. A DESCRIPTION OF FIXED INCOME SECURITIES RATINGS IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.
     -----------------------------------------------------------------

In selecting investments, and to supplement any credit rating analysis supplied by Moody's and S&P, the investment adviser uses a bottom up approach, supplemented by a top down analysis. The investment adviser employs fundamental research and analysis to select individual securities within the targeted industries and market sectors. Fundamental analysis includes the evaluation of:

- a company's financial condition

- quality of management

- industry dynamics

- earnings growth and profit margins

- sales trends

- potential for new product development

- financial ratios

- investment in research and development.

Top down analysis begins with an overall evaluation of the economic and market environment. Such an analysis helps the investment adviser anticipate how economic and market change, including the factors listed below, may affect certain industries and specific market sectors within those industries, and thereby companies making up that industry or market sector.

By utilizing this investment process the investment adviser strives to anticipate and act upon market change, understand its effect on the risks and rewards of the Fund's securities, with the goal of generating consistent, competitive results over the long term.

RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio, yield and total return.

- Interest rate risk is the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due.

- Issuer risk is the possibility that the value of a portfolio security may decline due to reasons related to the issuer of the security, such as poor management performance.

- Inflation risk refers to the risk posed by inflation from investing in Fixed Income Instruments.

- Selection of investment risk is risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

All of these risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

The following bar chart and table illustrate the Fund's annual returns as well as its long-term performance. The bar chart provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied from year to year. The table compares the Fund's performance over time (before and after taxes) to that of the Merrill Lynch Intermediate BB Index (the "Index"). The Index is a market weighted index, consisting of BB cash pay bonds, which are U.S. dollar denominated bonds issued in the U.S. domestic market with maturities between 1-10 years. The Index does not reflect any deduction for fees or expenses. Both the bar chart and the table assume the reinvestment of dividends and distributions. The Fund's historical performance does not indicate how the Fund will perform in the future.

HIGH YIELD FUND
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR

[CHART]

1995       19.86%
1996        9.70%
1997       12.12%
1998        7.33%
1999        2.42%
2000        5.36%
2001        7.30%
2002        2.80%

      BEST QUARTER:                   4Q '01       5.83%
      WORST QUARTER:                  2Q '01      -2.05%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/02

                                                                                          INCEPTION
                                                                1 YEAR        5 YEARS      (7/6/94)
-----------------------------------------------------------------------------------------------------
CMG High Yield Fund
  Return Before Taxes                                            2.80%         5.02%        7.89%
-----------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions                            0.33%         1.59%        4.16%
-----------------------------------------------------------------------------------------------------
  Return After Taxes on Distributions and
     Sale of Fund Shares                                         1.67%         2.29%        4.46%
-----------------------------------------------------------------------------------------------------
  Merrill Lynch Intermediate BB Index                           -2.39%         3.55%        6.75%*
-----------------------------------------------------------------------------------------------------

  *  Performance information is from 6/30/94.

YOUR EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The Fund's expense structure has been modified to a unified fee effective as of the date of this Prospectus, so that the annual fund operating expenses indirectly paid by a shareholder essentially consist of the management fee paid to the Fund's investment adviser. Because the Fund's expense structure is not based on the prior fiscal year's expenses, the annual fund operating expenses are based on estimates for the current fiscal year. Annual fund operating expenses described in the table are paid out of the Fund's assets and are therefore reflected in the share price and total return of the Fund.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY            None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

      Management Fees                                       0.40%(1)
      Distribution and/or Service (12b-1) Fees              None
      Other Expenses(2)                                     0.01%
                                                           -----
      Total Annual Operating Expenses                       0.41%
      Expense Reimbursement                                (0.01%)(3)
                                                           -----
      Net Expenses                                          0.40%

      (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
      (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees, and interest on any borrowings by the Fund.
      (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.40%.

--------------------------------------------------------------------------------

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

      1 YEAR       3 YEARS       5 YEARS      10 YEARS
      ------       -------       -------      --------
      $   41       $   128       $   224      $    505

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate of return an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP.

High Yield Fund
--------------------------------------------------------------------------------

                                                                              YEAR ENDED OCTOBER 31,
                                                      2002                2001          2000           1999(a)          1998(a)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                 $    8.14           $    8.30      $    8.54       $    8.95        $    9.21
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                0.64(b)(c)          0.72           0.73            0.74             0.76
----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains
      (losses) on investments                          (0.58)(c)           (0.16)         (0.24)          (0.41)           (0.21)
----------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                     0.06                0.56           0.49            0.33             0.55
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
   Dividends from net investment income                (0.65)              (0.72)         (0.73)          (0.74)           (0.76)
----------------------------------------------------------------------------------------------------------------------------------
   Distributions from capital gains                       --                  --             --           (0.00)(d)        (0.05)
----------------------------------------------------------------------------------------------------------------------------------
   Total distributions                                 (0.65)              (0.72)         (0.73)          (0.74)           (0.81)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                       $    7.55           $    8.14      $    8.30       $    8.54        $    8.95
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            0.60%               6.92%          6.01%           3.75%            6.00%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of year (in thousands)          $ 286,228           $ 348,979      $ 319,985       $ 271,551        $ 263,912
----------------------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net assets              0.42%               0.44%          0.43%           0.43%            0.45%
----------------------------------------------------------------------------------------------------------------------------------
   Ratio of net investment income to
      average net assets                                7.98%(c)            8.63%          8.70%           8.39%            8.28%
----------------------------------------------------------------------------------------------------------------------------------
   Portfolio turnover rate                                62%                 59%            56%             62%              71%
----------------------------------------------------------------------------------------------------------------------------------

   (a) Per share amounts have been adjusted to retroactively reflect a 4 for 1 share split effective September 1, 1999.
   (b) Per share data was calculated using average shares outstanding.
   (c) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change, for the year ended October 31, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 8.11% to 7.98%. Per share data and ratios for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.
   (d) Rounds to less than $0.01 per share.

CMG International Bond Fund
--------------------------------------------------------------------------------

INVESTMENT GOAL

The Fund seeks a high level of current income consistent with a high degree of preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Fixed Income Securities of foreign issuers. Generally, the Fund seeks to achieve its goal by investing in debt securities of issuers in at least three foreign countries, including foreign corporate issuers and foreign governments or their subdivisions, agencies, instrumentalities, international agencies and supranational entities. The Fund is not limited as to countries in which it may invest and will invest in the securities of issuers located in developed countries, as well as securities of issuers located in developing countries and countries with emerging securities markets. At times, the portfolio of the Fund may be fully or heavily weighted towards securities of issuers in emerging or developing countries. Securities may be denominated in foreign currencies, baskets of foreign currencies (such as the euro), or the U.S. dollar.

The average portfolio duration of the Fund varies based on the investment adviser's forecast for interest rates and, under normal market conditions, is not expected to exceed seven years. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Under normal conditions, the Fund invests substantially all of its assets in debt securities rated B or higher by S&P or Moody's, or if unrated, judged by the investment adviser to be comparable in quality. The Fund will not invest in fixed income securities rated below Caa by Moody's or CCC by S&P, and the Fund will not invest more than 10% of the Fund's total assets in securities with Caa or CCC ratings. For a discussion of the impact of investing in debt securities rated BB or lower by S&P or Ba or lower by Moody's, see the "Summary of Principal Risks" section under the heading "MORE ABOUT THE FUNDS" in this Prospectus.

     --------------------------------------------------------------------
     A DESCRIPTION OF FIXED INCOME SECURITIES RATINGS IS CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION.
     --------------------------------------------------------------------

In selecting securities for the Fund the investment adviser conducts an evaluation of the fundamental economic and market factors such as exchange and interest rates, currency trends, credit quality, and political and economic trends to determine which countries to invest in. Generally, the Fund invests in issuers in those countries with improving fundamentals and that are denominated in stable or appreciating currencies. The investment adviser will also evaluate the risks and returns for investments in each country based on its analysis of economic and market factors. Notwithstanding the above, the Fund may invest 100% of its assets in the debt of emerging markets when the portfolio manager believes such securities offer the best return with reasonable risk. For the definition of emerging markets, the investment adviser will look to the World Bank classification of countries considered to have emerging or developing economies.

After selecting the countries to invest in, the investment adviser conducts intensive, fundamental research and analysis to identify attractive securities in those countries expected to produce the best return with reasonable risk. This analysis is intended to give the investment adviser a better understanding of the long-term prospects of a particular security, based on the characteristics of the existing economy and investor temperament. In this way, the investment adviser strives to anticipate and act upon market change, and understand its effect on risk and reward of Fund securities, with the goal of generating consistent, competitive results over the long term.

The Fund may invest its assets in other investments and utilize investment techniques including, but not limited to, derivative securities such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

RISK FACTORS

Investing in the Fund involves certain risks, including the principal risks listed below, which could adversely affect the value of its investment portfolio, yield and total return.

- Foreign investment risk refers to the greater risks of investing in the securities of foreign issuers as opposed to U.S. issuers.

- Currency or exchange rate risk is the possibility of a decline in the value of a foreign currency versus the U.S. dollar. Such a decline will reduce the dollar value of any securities of the Fund denominated in that currency.

- Interest rate risk is the possibility that the value of the Fund's investments will decline due to an increase in interest rates.

- Credit risk refers to the ability of an issuer of a bond to meet interest and principal payments when due.

- Non-diversified risk is the risk associated with the Fund's ability to invest a relatively high percentage of its assets in a limited number of issuers.

- Emerging market risk refers to the increased risk from investing in the securities of issuers based in less developed and developing countries.

- Issuer risk is the possibility that the value of a portfolio security may decline due to reasons related to the issuer of the security, such as poor management performance.

- Inflation risk refers to the risk posed by inflation from investing in Fixed Income Instruments.

- Selection of investment risk is risk associated with the investment adviser and individual portfolio manager making investment decisions for the Fund.

Any or all of these risks could impact the total return and yield you receive on your investment and cause the value of your investment to go down. You could lose money as a result of your investment in the Fund.

Please see "MORE ABOUT THE FUNDS" for additional information on these and other types of risks associated with investments in the Fund, as well as information on other types of investments the Fund may make and on the risks associated with those types of investments.

PERFORMANCE HISTORY

Because the Fund has not yet commenced operations or completed a full calendar year, investment information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

YOUR EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. As a shareholder, you pay no sales loads, redemption or exchange fees or other charges in connection with your investment in the Fund, but you will indirectly pay the annual fund operating expenses. The International Bond Fund has not commenced operations, so the annual fund operating expenses are based on estimates for the current fiscal year.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID DIRECTLY            None
FROM YOUR INVESTMENT)

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE PAID OUT OF FUND ASSETS)

      Management Fees                                       0.40%(1)
      Distribution and/or Service (12b-1) Fees              None
      Other Expenses(2)                                     0.21%
                                                           -----
      Total Annual Operating Expenses                       0.61%
      Expense Reimbursement                                (0.21%)(3)
                                                           -----
      Net Expenses                                          0.40%

      (1) The Management Fee is a unified fee which includes all the costs and expenses of the Fund (other than extraordinary expenses and "Other Expenses" noted below), including accounting expenses (other than auditing fees), legal fees, transfer agent and custody services, and other expenses.
      (2) "Other Expenses" consist of the fees and expenses of the Fund's independent trustees and their legal counsel, audit fees and interest on any borrowings by the Fund.
      (3) The Fund's investment adviser has contractually agreed to reimburse other expenses indefinitely so that Total Annual Operating Expenses do not exceed 0.40%.

--------------------------------------------------------------------------------

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses set forth above remain constant as a percentage of net assets. Your actual costs may be higher or lower, but based on these assumptions your costs would be:

      1 YEAR       3 YEARS
      ------       -------
      $   41       $   128

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations, financial highlights have not been included in this Prospectus.

Management
--------------------------------------------------------------------------------

ADVISER

Columbia Management Advisers, Inc., the Funds' investment adviser (the "Adviser") and a wholly-owned subsidiary of Columbia Management Group, Inc. ("Columbia"), was established in 1969 and has its main office at 1300 S.W. Sixth Avenue, P.O. Box 1350, Portland, Oregon 97207-1350. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other portfolios in the Trust. As of December 31, 2002, the Adviser and its affiliates managed over $145 billion in assets.

Subject to the general supervision of the Trust's Board of Trustees, the Adviser is responsible for managing the Funds in accordance with their investment objective and policies, makes decisions with respect to, and places orders for, all purchases and sales of portfolio securities, and maintains related records. The Adviser also is responsible for managing the overall investment and day-to-day operations of the Funds.

The Adviser's mutual funds and individual and institutional investment advisory businesses are part of the larger Columbia organization, which is a wholly owned subsidiary of FleetBoston Financial Corporation.

MANAGEMENT FEES AND PORTFOLIO MANAGERS

Each Fund, except the Core Plus Bond Fund, pays the Adviser an annual unified management fee based on a percentage of the average net assets of the Fund in return for providing investment advisory and other services. The fee paid by each Fund is set forth below. Out of the management fee, the Adviser pays all expenses of managing and operating the Funds except brokerage fees, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), audit fees and extraordinary expenses. Also listed below are the portfolio managers primarily responsible for implementing the investment strategy for each Fund.

                                 ADVISORY FEE
                                  PAID BY THE
          THE FUND                    FUND                   PORTFOLIO MANAGER FOR THE FUND
---------------------------    ------------------    ----------------------------------------------------
Core Plus Bond Fund                   0.00%(1)        Mark A. Marinella, CFA, has been a Portfolio
                                                      Manager for the Adviser since the Fund's inception
                                                      and co-manages the Fund with Columbia's Fixed
                                                      Income Strategy Group. Mr. Marinella has served as
                                                      Managing Director and Head of Fixed Income for
                                                      Columbia since July 2002. Mr. Marinella previously
                                                      served as the Executive Vice President and Co-Chief
                                                      Investment Officer of State Street Research and
                                                      Management from 1998 to June 2002.

                                 ADVISORY FEE
                                  PAID BY THE
          THE FUND                    FUND                   PORTFOLIO MANAGER FOR THE FUND
---------------------------    ------------------    ----------------------------------------------------
Government Bond Fund                  0.25%           Marie M. Schofield, CFA, has been a Portfolio
                                                      Manager with the Adviser since the Fund's
                                                      inception. Ms. Schofield has also served as Senior
                                                      Vice President of Fleet Investment Advisors since
                                                      1998. Ms. Schofield manages the Liberty Quality
                                                      Plus Bond Fund and the Liberty Intermediate
                                                      Government Income Fund. Ms. Schofield earned
                                                      a B.S. from the College of Saint Rose.

Corporate Bond Fund                   0.25%           Michael T. Kennedy, CFA, has been a Portfolio
                                                      Manager with the Adviser since the Fund's
                                                      inception. Mr. Kennedy has served as a Portfolio
                                                      Manager and Corporate Bond Specialist for
                                                      Stein Roe & Farnham since 1994. He earned his
                                                      B.S. degree from Marquette University in 1984
                                                      and his M.M. degree from Northwestern
                                                      University in 1988.

Mortgage and Asset-Backed             0.25%           Leonard A. Aplet, CFA, is Managing
Securities Fund                                       Director and Head of Fixed Income/Portland for
                                                      the Adviser. Mr. Aplet served as Senior Vice
                                                      President of the Adviser from April 2001 to
                                                      February 2003 and Vice President of the Adviser
                                                      from 1990 to April 2001. Mr. Aplet received his MBA
                                                      from the University of California at Berkeley in
                                                      1987, and a B.A. from Oregon State University in
                                                      1976.

High Yield Fund                       0.40%           Jeffrey L. Rippey, CFA, is Managing Director and
                                                      Kurt Havnaer, CFA, is a Vice President of the
                                                      Adviser. Mr. Rippey joined the Adviser in 1981 as
                                                      a Vice President and served as Senior Vice
                                                      President from April 2001 to February 2003.
                                                      Mr. Rippey has been the Portfolio Manager of the
                                                      CMG High Yield Fund since its inception in 1994.
                                                      Mr. Rippey is a 1978 graduate of Pacific Lutheran
                                                      University. Mr. Havnaer has co-managed the CMG
                                                      High Yield Fund since 2000 and was a portfolio
                                                      manager, analyst and trader with Safeco Asset
                                                      Management Advisers, Inc. before joining the
                                                      Adviser as a Vice President in 1996. Mr. Havnaer
                                                      received his MBA from Seattle University in 1991.

                                 ADVISORY FEE
                                  PAID BY THE
          THE FUND                    FUND                   PORTFOLIO MANAGER FOR THE FUND
---------------------------    ------------------    ----------------------------------------------------
International Bond Fund               0.40%           Laura A. Ostrander is the Fund's lead Portfolio
                                                      Manager and since November 2001 has been Lead
                                                      Manager for Columbia International Bond strategy.
                                                      Prior to that time, Ms. Ostrander was a Senior Vice
                                                      President of Colonial Management Associates since
                                                      1999 and a Vice President since 1996. Ms. Ostrander
                                                      earned her B.A. degree in economics from St. John
                                                      Fisher College in Rochester, N.Y.

(1) The Core Plus Bond Fund indirectly pays its proportionate share of the management fees paid by the Underlying Funds in which the Core Plus Bond Fund invests.

Information About Your Investment
--------------------------------------------------------------------------------

YOUR ACCOUNT

BUYING SHARES

Shares in the Funds are available for purchase by institutional buyers seeking to invest in a diversified portfolio in a pooled environment, rather than purchase individual securities. Purchases of Fund shares may be made by two different methods, each of which is subject to minimum investment requirements described below.

First, you may purchase shares in the Funds directly by calling Columbia at 1-800-547-1037. Each Fund's minimum initial investment requirement for investors purchasing shares directly from Columbia is $3 million. The Adviser may waive the investment minimum in its sole discretion. Subsequent investments in a Fund must be at least $2,500, however, purchase orders may be refused at the discretion of a Fund.

You may also purchase Fund shares if you are an advisory client of Columbia, or one of its affiliates, investing through a separately managed account and Columbia in its role as discretionary investment adviser purchases shares for your account. The minimum initial investment in this case is $1 million.

An advisory client with less than $10 million in assets managed by Columbia and who invests less than $3 million in a single Fund may be charged an administrative account fee of $5,000 to cover the extra costs of servicing the account. The decision to charge this fee and the terms of such a fee are determined by Columbia's client services units. Clients should consult the terms of their investment management agreement with Columbia or contact their Columbia representative for more information.

The price for each Fund's shares is the Fund's net asset value per share ("NAV"), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m., Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Fund.

SELLING SHARES

You may sell shares at any time. Upon redemption you will receive the Fund's NAV next calculated after your order is accepted by the Fund's transfer agent. You can request a redemption by calling your Columbia representative or by calling 1-800-547-1037. Redemption proceeds are normally transmitted in the manner specified in the redemption request on the business day following the effective date of the redemption. Except as provided by rules of the Securities and Exchange Commission, redemption proceeds must be transmitted to you within seven days of the redemption date.

You may also sell shares by exchanging from the Fund into shares of another fund in the Trust. To exchange by telephone, call your Columbia representative or call 1-800-547-1037.

The Funds also reserve the right to make a "redemption in kind" -- pay you in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect the Fund's operations (for example, if the redemption represents more than 1% of the Fund's assets).

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LIMITATIONS ON BUYING AND SELLING SHARES

Excessive account transactions can disrupt management of a Fund and increase the Fund's costs for all shareholders. Accordingly, unless waived by the Adviser in its sole discretion, the Adviser limits account activity in a Fund in the following manner:

- Purchase orders or exchange requests may be rejected for any reason.

- You may make no more than two "round trips" during any twelve-month period.

- Your round trips must be at least 30 days apart.

- Exchanges out of a Fund are limited to no more than two within any twelve-month period.

A "round trip" is a redemption FROM a Fund followed by a purchase back INTO the same Fund. In addition, a "round trip" includes transactions accomplished by any combination of methods, including transactions conducted by check, wire, or exchange to and from another fund in the Trust.

PRICING OF SHARES

The Fund's investments are valued based on their market value using the last sales price reported on the principal securities exchange on which the investment is traded, or, in the absence of recorded sales, at the closing bid prices on such exchanges or over the counter markets. Securities for which market values are not readily available will be valued at fair market value as determined in good faith under procedures established by and of the Board of Trustees.

If applicable to the Fund, securities trading in various foreign markets may take place on days when the New York Stock Exchange is closed. Further, when the New York Stock Exchange is open, the foreign markets may be closed. Therefore, the calculation of the Fund's NAV may not take place at the same time the prices of certain securities held by the Fund are determined. In most cases, events affecting the values of portfolio securities that occur between the time their prices are determined and the close of normal trading on the New York Stock Exchange on a day the Fund's NAV is calculated will not be reflected in the Fund's NAV. If, however, the Adviser determines that a particular event would materially affect the Fund's NAV, then the Adviser under the general supervision of the Board of Trustees, will use all relevant information available to it to determine a fair value for the affected portfolio securities.

DISTRIBUTIONS AND TAXES

INCOME AND CAPITAL GAIN DISTRIBUTIONS

Income dividends, consisting of net investment income, are declared and paid monthly by the Funds (except the International Bond Fund) and declared and paid annually by the International Bond Fund. All income dividends paid by the Funds will be reinvested in additional shares of the Fund at the net asset value on the dividend payment date, unless you have elected to receive the dividends in cash. If all of your shares in a Fund are redeemed, the undistributed dividends on the redeemed shares will be paid at that time. Each of the Funds generally distributes substantially all of its net realized capital gains to shareholders once a year, usually in December. The amount distributed will depend on the amount of capital gains realized from the sale of a Fund's portfolio securities. Capital gain distributions are declared and paid as cash dividends and reinvested in additional shares at the net asset value, as calculated after payment of the distribution, at the close of business on the dividend payment date, unless you have elected to receive the distribution in cash.

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TAX EFFECT OF DISTRIBUTIONS AND TRANSACTIONS

The dividends and distributions of the Funds are taxable to most investors, unless the shareholder is exempt from state or federal income taxes or your investment is in a tax-advantaged account. The tax status of any distribution is the same regardless of how long you have been in a Fund and whether you reinvest your distributions or take them as income. In general, distributions occurring after January 1, 2003 and before December 31, 2003 are taxable as follows:

     ------------------------------------------------------------------------
     Taxability of Distributions

     TYPE OF                    TAX RATE FOR            TAX RATE FOR
     DISTRIBUTION               15% BRACKET OR LOWER    27% BRACKET OR HIGHER
     ------------               --------------------    ---------------------

     Income Dividends           Ordinary Income Rate    Ordinary Income Rate

     Short-Term Capital Gains   Ordinary Income Rate    Ordinary Income Rate

     Long-Term Capital Gains    10%                     20%
     ------------------------------------------------------------------------

Each Fund expects that, as a result of its investment objective to achieve current income, its distributions will consist primarily of income dividends. Each year the Funds will send you information detailing the amount of ordinary income and capital gains distributed to you for the previous year. Due to the fund of funds structure used by the Core Bond Fund, the amount, timing and character of distributions to the Fund's shareholders could be affected resulting in higher taxes payable by shareholders.

The sale of shares in your account may produce a gain or loss and is a taxable event. For tax purposes, an exchange of shares of a Fund for shares of another fund managed by the Adviser is treated as a sale of shares.

     -----------------------------------------------------------------
     Your investment in the Funds could have additional tax consequences. Please consult your tax professional for assistance as to the possible application of foreign, state and local income tax laws to Fund dividends and capital gain distributions.
     -----------------------------------------------------------------

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More About The Funds
--------------------------------------------------------------------------------

INVESTMENT STRATEGY

Each Fund's principal investment strategies and their associated risks are described in the section titled "Principal Investment Strategies" under the heading "INFORMATION ABOUT THE FUNDS" in this Prospectus. What follows is additional information about certain of the investments and strategies of the Funds and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this Prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Each Fund's investment goal may not be changed without approval by a majority of the Fund's outstanding securities. Except as otherwise noted, however, approval by a Fund's shareholders is not required to modify or change a Fund's investment policies or any of its investment strategies.

PORTFOLIO SECURITIES

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as securities to investors. Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: GNMA, FHLMC and FNMA.

Commercial mortgage-backed securities are secured by loans for commercial properties such as office buildings, multi-family apartment buildings, and shopping centers. Both mortgage-backed securities and commercial mortgage-backed securities are subject to prepayment risk. See "SUMMARY OF PRINCIPAL RISKS -- Prepayment Risk" below.

ASSET-BACKED SECURITIES. Asset-backed securities are interests in pools of debt securities backed by various types of assets such as credit card receivables, automobile and home equity loans, and computer leases issued by trusts or special purpose entities. Like mortgage-backed securities, investments in asset-backed securities involve prepayment risk. See "SUMMARY OF PRINCIPAL RISKS -- Prepayment Risk" below.

DERIVATIVES

The Funds may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. A Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve certain risks. See the section titled "OTHER RISKS" below for more information of the risks associated with derivatives.

                                       29
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PORTFOLIO TURNOVER

There are not limits on turnover. Turnover may vary significantly from year to year. The Adviser does not expect it to exceed 100% under normal conditions. The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. A Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's total return. Additionally, due to the institutional nature of the shareholders in these Funds, redemption requests are frequently large. In order to satisfy such redemption requests, a Fund may be forced to sell securities with built-in capital gains that will be taxable to shareholders.

TEMPORARY INVESTMENTS

Under adverse market conditions, each Fund may depart from its principal investment strategies by taking defensive positions in response to adverse economic or market conditions. During such times, a Fund may, but is not required to, invest in cash or investment-grade, short-term debt securities, without limit. When a Fund assumes a temporary defensive position, it generally will not invest in securities designed to achieve its investment goal.

SUMMARY OF PRINCIPAL RISKS

The principal risks of investing in the Funds, as stated above in the "Risk/Return Summary," are described in greater detail in this section. These risks are more likely to have a material effect on a Fund than other factors potentially affecting that Fund. The section "INVESTMENT OBJECTIVES, POLICIES AND RISKS" in the Statement of Additional Information contains more information about these and other risks.

CREDIT RISK refers to the ability of the issuer of a bond to meet interest and principal payments when due. A Fund may invest in both investment-grade and non-investment-grade securities. Investment-grade securities are those issued by the U.S. Government, its agencies, and instrumentalities, as well as those rated as shown below by the following rating agencies:

     ----------------------------------------------------------------------
     Investment-Grade Securities

                                  LONG-TERM            SHORT-TERM
     RATING AGENCY                DEBT SECURITY        DEBT SECURITY
     -------------                -------------        -------------

     Standard & Poors (S&P)       At least BBB         At least A-3 or SP-2

     Moody's Investors            At least Baa         At least Prime-3 or
     Services, Inc. (Moody's)                          MIG 4/FMIG4
     ----------------------------------------------------------------------

A Fund may also invest in securities unrated by these agencies if the Adviser determines the security to be of equivalent investment quality to an investment-grade security. Investment-grade securities are subject to some credit risk. Bonds in the lowest-rated investment-grade category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for higher-rated bonds.

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

Generally, higher yielding bonds are rated below investment grade (BB and lower by S&P and Ba and lower by Moody's) and are subject to greater credit risk than higher quality, lower yielding bonds. High yield bonds, commonly referred to as junk bonds, may be issued in connection with corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events. High yield bonds are often issued by smaller, less creditworthy companies or by companies with substantial debt. Since the price of a high yield bond is generally very sensitive to the financial conditions of the issuer, the market for high yield bonds can behave more like the equity market. Adverse changes in economic conditions, an issuer's financial condition, and increases in interest rates may negatively affect the market for lower-rated debt securities, more than higher-rated debt securities. In addition, the secondary markets for lower-rated securities may be less liquid and less active than markets for higher-rated securities, which may limit the ability of a Fund to sell lower-rated securities at their expected value.

The ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Funds' Statement of Additional Information for a complete discussion of bond ratings.

INTEREST RATE RISK refers to the possibility that the value of a Fund's investments will decline due to an increase in interest rates. When interest rates go up, the value of a Fund's portfolio will likely decline because fixed income securities in the portfolio are paying a lower interest rate than what investors could obtain in the current market. When interest rates go down, the value of a Fund's portfolio will likely rise, because fixed income securities in the portfolio are paying a higher interest rate than newly issued fixed income securities. The amount of change in the value of a Fund's portfolio depends upon several factors, including the duration of the fixed income securities in the portfolio. In general, the price of fixed income securities with a longer duration are more sensitive to interest rate changes than the price of fixed income securities with a shorter duration.

FOREIGN INVESTMENT RISK. Securities of foreign issuers may be subject to greater fluctuations in price than domestic securities. The price of foreign securities are affected by changes in the currency exchange rates. Potential political or economic instability of the country of the issuer, especially in emerging or developing countries, could cause rapid and extreme changes in the value of a Fund's assets, in particular the International Bond Fund. Foreign countries have different accounting, auditing and financial reporting standards, and foreign issuers are subject to less governmental regulation and oversight than U.S. issuers. Also, many countries where the Fund invests are not as politically or economically developed as the United States. Acts of foreign governments interfering in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the Fund.

In addition, additional costs may be incurred in connection with the Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when the Fund moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

CURRENCY RISK and EXCHANGE RATE RISK refer to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. To the extent any of the Funds hold non-dollar denominated securities, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency trends are unpredictable.

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PREPAYMENT RISK. Prepayment risk refers to the possibility that the mortgage securities, collateralized mortgage obligations or asset-backed securities held by a Fund may be adversely affected by changes in the prepayment rates on the underlying debt. Principal on individual mortgages underlying mortgage-backed securities and collateralized mortgage obligations can be prepaid at any time (loans underlying commercial mortgage-backed securities usually contain prepayment penalties that provide some protection from refinancing). Unscheduled or early payments on the underlying mortgages or asset-backed securities may shorten the securities's effective maturities and reduce their growth potential. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages or assets and, accordingly, expose a Fund to a lower rate of return upon reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed or asset-backed security may be difficult to predict and result in greater volatility. In a period of rising interest rates, there is the possibility of later-than-expected payments known as extension risk that may extend the duration of the security. In the event of later payments due to rising interest rates, the security will likely decrease in value and expose a Fund to a lower rate of return upon reinvestment because of its inability to invest in higher-yielding securities.

NON-DIVERSIFIED RISK. A Fund that is "non-diversified" may invest a greater percentage of its assets in a limited number of issuers than a fund that is "diversified." Accordingly, the Fund's investment returns may be more likely to be impacted by changes in the market value and returns of any one portfolio holding.

EMERGING MARKET RISK refers to the increased investment risk associated with the Fund's investments in issuers based in less developed and developing countries, which are sometimes referred to as emerging markets. Investments in these countries are subject to severe and abrupt price declines. Certain countries have experienced hyperinflation and devaluation of their currencies versus the U.S. dollar, which have adversely affected returns to U.S. investors. In addition, securities of issuers located in these markets may present credit, currency, liquidity, legal, political and other risks different from risks associated with investing in developed countries.

ALLOCATION RISK refers to the Core Plus Bond Fund's increased risk associated with investing in the Underlying Funds. Because the Core Bond Fund's assets are invested by the Adviser in the shares of the Underlying Funds, its performance depends on how the Fund's assets are allocated among the Underlying Funds. There is a risk the Adviser could allocate the Fund's assets in certain Underlying Funds that underperform other Underlying Funds in which the Fund's assets are not invested.

SELECTION OF INVESTMENT RISK refers to risk from the Adviser and individual portfolio managers making investment decisions for the Funds. A Fund's assets are invested by the Adviser and portfolio manager for each Fund using investment techniques based on analysis of market sectors and evaluation of individual securities. It is possible the Adviser's or portfolio manager's decisions based on these analyses and evaluations may be inaccurate.

ISSUER RISK refers to the risk associated with investing in individual securities that may be adversely affected for reasons related to the issuer of the security. The value of an issuer's securities may decline for a number of reasons, including poor management performance, corporate malfeasance by the issuer's management, or reduced demand for an issuer's products.

INFLATION RISK is the risk posed by inflation from investing in Fixed Income Securities. Inflation represents the rising cost of goods and services over time. Returns on debt obligations may not keep pace with inflation, thus reducing the value of your investment in a Fund.

FUND OF FUNDS RISK. The Core Plus Bond Fund is subject to the risks associated with of each of the Underlying Funds it invests in and, depending on the how the assets are allocated among the Underlying Funds, the risks will vary. If the Fund invests a significant amount of its assets in an Underlying Fund, it will be particularly sensitive to the risks associated with that Underlying Fund. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the allocation among those Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. In addition, the Trustees and officers of the Trust may have conflicting interests in fulfilling their fiduciary duties to the Fund and the Underlying Funds.

A Fund's investments can change over time and, accordingly, the Fund may become subject to additional principal and other risks. See "OTHER RISKS" in this section and the Funds' Statement of Additional Information for more information regarding the risks of investing in each Fund.

OTHER RISKS

In addition to the risks stated in the Fund's "RISK/RETURN SUMMARY" and described in greater detail above under the section "SUMMARY OF PRINCIPAL RISKS," there are other risks of investing in the Fund, some of which are described below:

ZERO-COUPON SECURITIES

The Funds, and the High Yield Fund in particular, may invest in lower-rated debt securities structured as zero-coupon securities. A zero-coupon security does not pay periodic interest. Instead, the issuer sells the security at a substantial discount from its stated value at maturity. The interest equivalent received by the investor from holding this security to maturity is the difference between the stated maturity value and the purchase price. Zero-coupon securities are more volatile than cash pay securities. A Fund accrues taxable income on zero-coupon securities prior to the receipt of cash payments. Each Fund intends to distribute substantially all of its income to its shareholders to qualify for pass through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

LIQUIDITY RISK

The Funds may purchase debt securities which can become difficult to sell for a variety of reasons, such as lack of an active trading market. Foreign securities and derivatives purchased by a Fund, and in particular bonds of issuers based in emerging or developing countries, are especially exposed to liquidity risk. Because some of these debt securities in developing countries do not trade frequently, when they do trade, their price may be substantially higher or lower than had been expected.

DERIVATIVE RISK

A Fund's use of derivative securities involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments. To the extent a Fund uses these securities, it may be exposed to additional volatility and potential losses. Using derivatives involves the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Using derivatives carries the risk that the other party to the transaction may fail to honor its contracts terms, causing a loss to the Fund. There is also the risk that the derivative will not correlate well with the security for which it is acting as a substitute or that the Fund cannot sell the derivative because of an illiquid market. The Funds will not use derivatives for speculative purposes or as leveraged investments that may magnify gains or losses. A more complete description of various risks associated with particular derivative securities is included in "INVESTMENT OBJECTIVES, POLICIES AND RISKS" in the Statement of Additional Information.

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For More Information
--------------------------------------------------------------------------------

You can find additional information on each Fund's structure and performance in the following documents:

- ANNUAL/SEMIANNUAL REPORTS. While the Prospectus describes each Fund's potential investments, these reports detail the Funds' actual investments as of the report date. Reports include a discussion by Fund management of recent market conditions, economic trends, and strategies that significantly affected each Fund's performance during the reporting period.

- STATEMENT OF ADDITIONAL INFORMATION ("SAI"). A supplement to the Prospectus, the SAI contains further information about each Fund, its Trustees and its investment restrictions, risks and polices.

A current SAI for the Funds is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference, which means it is considered part of this Prospectus. To obtain copies of the SAI or copies of the current annual/semiannual report, without charge, or to make inquiries of the Funds, you may contact:

CMG Fund Trust
1300 S.W. Sixth Avenue
Portland, Oregon 97201
Telephone: 1-800-547-1037

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information regarding the Funds are also on the SEC's Internet website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the SEC's E-mail address at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-5857